UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.7%)
		Consumer Discretionary (22.7%)
430,000		Amazon.com, Inc.#,~	$154,236,700
581,000		BorgWarner, Inc.	31,199,700
192,271	CHF	Compagnie Financière Richemont, SA	17,786,035
2,150,000		D.R. Horton, Inc.	50,482,000
574,000		Deckers Outdoor Corp.#	44,743,300
461,000		Delphi Automotive, PLC	28,070,290
342,000		Domino’s Pizza, Inc.	24,148,620
263,000		Fossil Group, Inc.#	29,411,290
464,000		Home Depot, Inc.	35,658,400
885,000		Las Vegas Sands Corp.	67,720,200
282,000		Lear Corp.	20,397,060
500,000		Melco Crown Entertainment, Ltd.#	20,495,000
865,000		Michael Kors Holdings, Ltd.#	69,139,450
145,000		Mohawk Industries, Inc.#	20,616,100
1,242,438	EUR	Moncler, S.p.A.#	23,660,539
350,000		Nike, Inc. - Class B	25,497,500
125,000		Panera Bread Company - Class A#	21,133,750
133,000		Polaris Industries, Inc.	16,651,600
408,952		Potbelly Corp.#,~	9,270,942
80,400		Priceline.com, Inc.#,~	92,049,156
179,000		PVH Corp.	21,635,730
280,000		Starbucks Corp.	19,913,600
655,000		Toll Brothers, Inc.#	24,071,250
148,000		Whirlpool Corp.~	19,728,400
780,000		Williams-Sonoma, Inc.	42,525,600

			930,242,212

		Consumer Staples (4.2%)
570,000		Coca-Cola Company~	21,557,400
1,105,500		Flowers Foods, Inc.	23,160,225
1,890,000		Lorillard, Inc.	93,025,800
700,000		Mondelez International, Inc.	22,925,000
533,000		WhiteWave Foods Company#	12,903,930

			173,572,355

		Energy (5.1%)
426,000		Antero Resources Corp.#	25,023,240
612,000		Continental Resources, Inc.#	67,442,400
308,875		EOG Resources, Inc.	51,038,505
735,000		Schlumberger, Ltd.	64,363,950

			207,868,095

		Financials (6.0%)
314,000		American Express Company~	26,696,280
1,452,000		Blackstone Group, LP	47,553,000
780,000		Citigroup, Inc.	36,995,400

NUMBER OF SHARES		VALUE

442,000	First Republic Bank	$21,450,260
400,000	JPMorgan Chase & Company	22,144,000
217,000	SVB Financial Group#	24,353,910
324,000	T. Rowe Price Group, Inc.~	25,414,560
910,000	Wells Fargo & Company	41,259,400

		245,866,810

	Health Care (16.7%)
354,000	Align Technology, Inc.#	21,034,680
102,700	Biogen Idec, Inc.#	32,108,128
395,000	Celgene Corp.#,~	60,012,350
2,138,000	Cerner Corp.#	121,630,820
283,000	Covance, Inc.#	26,760,480
1,227,000	Gilead Sciences, Inc.#,~	98,957,550
275,000	Illumina, Inc.#	41,800,000
410,000	Insulet Corp.#	17,630,000
338,000	Jazz Pharmaceuticals, PLC#	51,261,080
300,000	Medidata Solutions, Inc.#	18,930,000
765,000	Mylan, Inc.#	34,738,650
257,000	Regeneron Pharmaceuticals, Inc.#	74,167,630
17,300,000	Sirius XM Holdings, Inc.#	61,934,000
225,000	Zimmer Holdings, Inc.	21,143,250

		682,108,618

	Industrials (14.3%)
150,000	Allegiant Travel Company	13,660,500
295,000	B/E Aerospace, Inc.#	23,443,650
158,000	Boeing Company	19,791,080
1,240,000	Chicago Bridge & Iron Company, NV	92,987,600
678,000	Dover Corp.	58,687,680
993,000	Eaton Corp., PLC	72,578,370
719,000	Fortune Brands Home & Security, Inc.	32,398,140
510,000	Jacobs Engineering Group, Inc.#	30,962,100
296,000	Kansas City Southern	31,254,640
150,000	Manpowergroup, Inc.	11,685,000
155,000	Proto Labs, Inc.#	12,300,800
338,000	Rockwell Automation, Inc.	38,815,920
720,000	Spirit Airlines, Inc.#	33,768,000
303,000	Union Pacific Corp.~	52,794,720
527,000	United Technologies Corp.~	60,088,540

		585,216,740

	Information Technology (30.2%)
563,000	Accenture, PLC - Class A	44,972,440
385,000	Apple, Inc.~	192,731,000
1,126,700	eBay, Inc.#	59,940,440
1,908,000	Facebook, Inc.#	119,383,560
161,000	FleetCor Technologies, Inc.#	17,117,520

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

458,000		FleetMatics Group, PLC#	$18,324,580
191,600		Google, Inc.#	226,273,852
368,000		LinkedIn Corp. - Class A#	79,197,280
1,154,000		MasterCard, Inc. - Class A	87,334,720
1,617,000	TWD	MediaTek, Inc.	21,549,279
485,000		Palo Alto Networks, Inc.#	28,833,250
322,000		QUALCOMM, Inc.~	23,898,840
735,000		Salesforce.com, Inc.#	44,489,550
594,000		SanDisk Corp.	41,312,700
447,000		ServiceNow, Inc.#	28,353,210
381,000		Splunk, Inc.#	29,348,430
1,323,000		Taiwan Semiconductor Manufacturing Company, Ltd.	22,385,160
1,125,000	HKD	Tencent Holdings, Ltd.	78,873,658
435,000		VMware, Inc. - Class A#	39,210,900
137,000		Workday, Inc.#	12,266,980
568,000		Yahoo!, Inc.#	20,459,360

			1,236,256,709

		Materials (0.5%)
242,000		Eastman Chemical Company	18,866,320

		TOTAL COMMON STOCKS (Cost $2,841,436,466)	4,079,997,859

SHORT TERM INVESTMENT (0.8%)
30,329,746		Fidelity Prime Money Market Fund - Institutional Class (Cost $30,329,746)	30,329,746

TOTAL INVESTMENTS (100.5%) (Cost $2,871,766,212)			4,110,327,605

LIABILITIES, LESS OTHER ASSETS (-0.5%)			(19,620,302)

NET ASSETS (100.0%)			$4,090,707,303

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (0.0%) #
		Consumer Discretionary (0.0%)
23,125		Sirius XM Holdings, Inc. Call, 03/22/14, Strike $4.00	(104,063)
2,202		Sirius XM Holdings, Inc. Call, 06/21/14, Strike $4.00	(26,424)

			(130,487)

		Information Technology (0.0%)
8,400		Twitter, Inc. Put, 02/07/14, Strike $55.00	(1,218,000)

		TOTAL WRITTEN OPTIONS (Premium $4,781,864)	(1,348,487)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	European Monetary Unit	04/16/14	18,661,000	$25,168,930	$300,237
Barclays Bank PLC	New Taiwan Dollar	04/16/14	1,281,186,000	42,390,295	408,636
Northern Trust Company	Hong Kong Dollar	04/16/14	561,560,000	72,340,599	99,145
Northern Trust Company	Swiss Franc	04/16/14	36,250,000	40,006,650	178,390

					$986,408

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	2,904,000	$3,916,755	$(42,646)
UBS AG	Swiss Franc	04/16/14	12,163,000	13,423,473	(74,669)

					$(117,315)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $22,928,595.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
HKD	Hong Kong Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.6%)
		Consumer Discretionary (13.5%)
57,265		CarMax, Inc.#	$2,583,224
38,725		Carter’s, Inc.~	2,604,256
30,100		CBS Corp. - Class B~	1,767,472
57,630		Coach, Inc.	2,759,901
49,745		Comcast Corp. - Class A~	2,708,615
42,315		Time Warner, Inc.	2,658,652

			15,082,120

		Consumer Staples (10.0%)
40,500	GBP	Diageo, PLC	1,201,076
16,700		Diageo, PLC	2,004,835
42,850		Procter & Gamble Company	3,283,167
194,055		WhiteWave Foods Company#	4,698,071

			11,187,149

		Energy (14.8%)
32,035		Anadarko Petroleum Corp.	2,584,904
30,070		Chevron Corp.~	3,356,714
41,400		Exxon Mobil Corp.	3,815,424
34,850		Kinder Morgan Energy Partners, LP	2,769,878
15,555		National Oilwell Varco, Inc.	1,166,781
79,805		Seadrill, Ltd.	2,849,837

			16,543,538

		Financials (26.0%)
100,110		AllianceBernstein Holding, LP~	2,236,457
81,940		American Capital Agency Corp.	1,716,643
36,265		American International Group, Inc.~	1,739,269
25,521		Berkshire Hathaway, Inc. - Class B#	2,848,144
61,300		Citigroup, Inc.~	2,907,459
9,875		Goldman Sachs Group, Inc.	1,620,685
21,500		HSBC Holdings, PLC	1,107,035
58,855		JPMorgan Chase & Company~	3,258,213
77,950		KKR & Co., LP	1,879,374
58,044		OFG Bancorp	846,282
138,900		Royal Bank of Scotland Group, PLC#	1,545,957
63,600		SLM Corp.	1,447,536
25,415		US Bancorp/MN~	1,009,738
61,750		Wells Fargo & Company	2,799,745
71,925		Weyerhaeuser Company	2,149,119

			29,111,656

		Health Care (6.6%)
37,010		Covidien, PLC	2,525,563

NUMBER OF SHARES		VALUE

48,925	Merck & Company, Inc.	$2,591,557
75,721	Pfizer, Inc.~	2,301,918

		7,419,038

	Industrials (13.6%)
18,700	Caterpillar, Inc.~	1,756,117
119,620	General Electric Company	3,006,051
76,570	HD Supply Holdings, Inc.#	1,643,958
36,735	Raytheon Company	3,492,396
39,815	URS Corp.	1,998,713
97,320	Xylem, Inc.	3,246,595

		15,143,830

	Information Technology (5.7%)
2,100	Apple, Inc.	1,051,260
84,370	Electronic Arts, Inc.#	2,227,368
127,430	Intel Corp.	3,127,132

		6,405,760

	Materials (2.0%)
70,340	Freeport-McMoRan Copper & Gold, Inc.	2,279,720

	Telecommunication Services (2.4%)
79,435	AT&T, Inc.~	2,646,774

	TOTAL COMMON STOCKS (Cost $98,088,783)	105,819,585

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.7%) #
	Financials (0.1%)
	SLM Corp.
1,200	Call, 02/22/14, Strike $24.00	18,600
1,150	Call, 02/22/14, Strike $26.00	3,450
1,150	Call, 02/22/14, Strike $25.00	7,475

		29,525

	Other (0.6%)
	SPDR S&P 500 ETF Trust
1,350	Call, 02/22/14, Strike $183.00	92,475
1,350	Put, 02/22/14, Strike $175.00	220,725
1,350	Put, 02/22/14, Strike $172.00	141,750
650	Put, 02/22/14, Strike $180.00	225,550

		680,500

	TOTAL PURCHASED OPTIONS (Cost $648,022)	710,025

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.4%)
6,055,717	Fidelity Prime Money Market Fund - Institutional Class (Cost $6,055,717)	$6,055,717

TOTAL INVESTMENTS (100.7%) (Cost $104,792,522)		112,585,327

LIABILITIES, LESS OTHER ASSETS (-0.7%)		(761,646)

NET ASSETS (100.0%)		$111,823,681

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.4%) #
	Consumer Discretionary (0.0%)
350	Home Depot, Inc. Put, 02/07/14, Strike $78.00	(52,325)

	Consumer Staples (-0.2%)
480	Whole Foods Market, Inc. Put, 02/22/14, Strike $55.00	(175,200)

	Information Technology (-0.2%)
50	Apple, Inc. Put, 02/22/14, Strike $520.00	(127,875)
25	Google, Inc. Put, 02/22/14, Strike $1,150.00	(23,750)
860	Microsoft Corp. Put, 02/22/14, Strike $37.00	(48,590)

		(200,215)

	TOTAL WRITTEN OPTIONS (Premium $536,245)	(427,740)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,322,069.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.9%)
	Consumer Discretionary (25.3%)
10,850	Amazon.com, Inc.#	$3,891,786
18,300	BorgWarner, Inc.	982,710
94,500	D.R. Horton, Inc.	2,218,860
17,540	Deckers Outdoor Corp.#	1,367,243
12,900	Fossil Group, Inc.#	1,442,607
16,250	Home Depot, Inc.	1,248,813
24,900	Michael Kors Holdings, Ltd.#	1,990,257
15,900	Nike, Inc. - Class B	1,158,315
2,035	Priceline.com, Inc.#	2,329,851
13,900	PVH Corp.	1,680,093
12,400	Starbucks Corp.~	881,888

		19,192,423

	Consumer Staples (3.9%)
28,450	Coca-Cola Company~	1,075,979
39,250	Lorillard, Inc.	1,931,885

		3,007,864

	Energy (4.3%)
14,800	Continental Resources, Inc.#	1,630,960
18,700	Schlumberger, Ltd.	1,637,559

		3,268,519

	Financials (8.1%)
64,000	Blackstone Group, LP	2,096,000
28,750	Citigroup, Inc.	1,363,613
22,200	Franklin Resources, Inc.	1,154,622
34,000	Wells Fargo & Company	1,541,560

		6,155,795

	Health Care (13.1%)
7,500	Celgene Corp.#	1,139,475
43,050	Cerner Corp.#	2,449,114
29,450	Gilead Sciences, Inc.#	2,375,143
8,400	Illumina, Inc.#	1,276,800
32,950	Insulet Corp.#	1,416,850
20,700	Medidata Solutions, Inc.#	1,306,170

		9,963,552

	Industrials (12.2%)
32,800	Chicago Bridge & Iron Company, NV	2,459,672
7,000	Dover Corp.	605,920
19,025	Eaton Corp., PLC	1,390,537
11,900	Rockwell Automation, Inc.	1,366,596
9,000	Union Pacific Corp.	1,568,160
16,250	United Technologies Corp.	1,852,825

		9,243,710

NUMBER OF SHARES			VALUE

		Information Technology (32.0%)
8,840		Apple, Inc.~	$4,425,304
40,600		eBay, Inc.#	2,159,920
60,550		Facebook, Inc.#	3,788,614
3,320		Google, Inc.#	3,920,820
9,700		LinkedIn Corp. - Class A#	2,087,537
34,100		MasterCard, Inc. - Class A	2,580,688
134,000	TWD	MediaTek, Inc.	1,785,778
24,500	HKD	Tencent Holdings, Ltd.	1,717,693
20,500		VMware, Inc. - Class A#	1,847,870

			24,314,224

		TOTAL COMMON STOCKS (Cost $56,271,773)	75,146,087

SHORT TERM INVESTMENT (2.0%)
1,536,707		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,536,707)	1,536,707

TOTAL INVESTMENTS (100.9%) (Cost $57,808,480)			76,682,794

LIABILITIES, LESS OTHER ASSETS (-0.9%)			(709,529)

NET ASSETS (100.0%)			$75,973,265

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Hong Kong Dollar	04/16/14	11,908,000	$1,533,998	$1,824
Barclays Bank PLC	New Taiwan Dollar	04/16/14	54,826,000	1,814,015	17,487

					$19,311

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank	New Taiwan Dollar	04/16/14	4,152,000	$137,376	$(125)

					$(125)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $568,023.

FOREIGN CURRENCY ABBREVIATIONS

HKD	Hong Kong Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.5%)
	Consumer Discretionary (19.8%)
12,300	AMC Networks, Inc.#~	$792,612
6,000	Conn’s, Inc.#	364,260
7,100	Expedia, Inc.	461,358
14,750	Home Inns & Hotels Management, Inc.#	505,777
12,000	HomeAway, Inc.#	490,320
18,075	Imax Corp.#	500,497
60,200	Jamba, Inc.#	768,754
36,975	LKQ Corp.#	1,000,913
7,900	Lumber Liquidators Holdings, Inc.#	703,021
7,500	Meritage Homes Corp.#	364,275
10,600	Monro Muffler Brake, Inc.	588,406
21,550	Multimedia Games Holding Company, Inc.#	684,428
14,300	Nexstar Broadcasting Group, Inc.	687,115
33,000	Orient-Express Hotels, Ltd.#	467,280
15,000	Sotheby’s	718,800
12,600	Vitamin Shoppe, Inc.#	564,732

		9,662,548

	Energy (3.5%)
32,300	Basic Energy Services, Inc.#	553,299
9,800	Bonanza Creek Energy, Inc.#	398,958
12,400	Gulfport Energy Corp.#	755,780

		1,708,037

	Financials (8.1%)
12,225	CBOE Holdings, Inc.	635,945
8,900	Evercore Partners, Inc.	496,976
39,500	FXCM, Inc.	677,030
90,000	MGIC Investment Corp.#	764,100
13,700	Portfolio Recovery Associates, Inc.#	688,014
24,600	PrivateBancorp, Inc.	703,314

		3,965,379

	Health Care (19.0%)
24,600	Acadia Healthcare Company, Inc.#~	1,255,584
15,800	Alkermes, PLC#	769,144
8,300	BioMarin Pharmaceutical, Inc.#~	571,704
38,400	Endologix, Inc.#	614,400
14,800	Envision Healthcare Holdings, Inc.#	489,288
20,100	Globus Medical, Inc.#	470,340
20,500	HMS Holdings Corp.#	472,115
18,000	ICON, PLC#	756,180
4,000	Jazz Pharmaceuticals, PLC#	606,640
10,500	Medidata Solutions, Inc.#	662,550
10,400	MEDNAX, Inc.#	578,656
11,000	Molina Healthcare, Inc.#	396,000

NUMBER OF SHARES		VALUE

7,900	NPS Pharmaceuticals, Inc.#	$282,662
6,150	Pharmacyclics, Inc.#	818,380
21,100	Spectranetics Corp.#	549,022

		9,292,665

	Industrials (19.0%)
3,600	Allegiant Travel Company~	327,852
14,900	AO Smith Corp.	703,578
6,800	Armstrong World Industries, Inc.#~	378,624
9,700	B/E Aerospace, Inc.#~	770,859
4,750	Copa Holdings, SA	620,825
16,300	Fortune Brands Home & Security, Inc.	734,478
17,150	H&E Equipment Services, Inc.#	519,302
9,500	HEICO Corp.	505,590
7,700	Huron Consulting Group, Inc.#	510,048
5,900	Manpowergroup, Inc.	459,610
29,100	Quanta Services, Inc.#	907,047
18,200	Roadrunner Transportation Systems, Inc.#	477,750
29,600	TrueBlue, Inc.#	726,088
8,225	United Rentals, Inc.#	665,732
5,500	WABCO Holdings, Inc.#	474,210
22,300	Wesco Aircraft Holdings, Inc.#	498,405

		9,279,998

	Information Technology (23.4%)
29,400	Ciena Corp.#	685,902
5,700	CommVault Systems, Inc.#	393,699
4,625	Equinix, Inc.#	856,550
23,400	FleetMatics Group, PLC#	936,234
70,900	GT Advanced Technologies, Inc.#	728,143
45,775	Infinera Corp.#	399,158
14,400	Infoblox, Inc.#	505,152
39,100	Inphi Corp.#	448,868
29,200	InterXion Holding, NV#	718,904
4,400	IPG Photonics Corp.#	294,228
49,700	JDS Uniphase Corp.#	660,513
13,000	Methode Electronics, Inc.	437,580
14,500	QLIK Technologies, Inc.#	391,790
8,100	SPS Commerce, Inc.#	523,422
45,800	SunEdison, Inc.#	637,078
18,300	Synchronoss Technologies, Inc.#	487,878
3,525	Ultimate Software Group, Inc.#	575,386
29,550	VeriFone Systems, Inc.#	857,245
8,000	Verint Systems, Inc.#	363,520
6,500	WEX, Inc.#	535,340

		11,436,590

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (2.7%)
28,500	Flotek Industries, Inc.#	$613,035
19,500	PolyOne Corp.	693,420

		1,306,455

	TOTAL COMMON STOCKS (Cost $43,919,669)	46,651,672

SHORT TERM INVESTMENT (7.1%)
3,462,712	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,462,712)	3,462,712

TOTAL INVESTMENTS (102.6%) (Cost $47,382,381)		$50,114,384

LIABILITIES, LESS OTHER ASSETS (-2.6%)		(1,251,848)

NET ASSETS (100.0%)		$48,862,536

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $656,778.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.4%)
	Consumer Discretionary (11.4%)
12,150	Carter’s, Inc.	$817,087
14,300	Coach, Inc.	684,827
13,315	Comcast Corp. - Class A~	725,002
10,510	Home Depot, Inc.~	807,694
13,835	Time Warner, Inc.	869,253

		3,903,863

	Consumer Staples (5.8%)
5,815	Diageo, PLC	698,091
8,735	Procter & Gamble Company	669,275
12,195	Whole Foods Market, Inc.	637,311

		2,004,677

	Energy (14.6%)
6,400	Chevron Corp.	714,432
9,870	Enterprise Products Partners, LP~	655,170
8,495	Exxon Mobil Corp.~	782,899
10,060	Kinder Morgan Energy Partners, LP	799,569
11,510	Plains All American Pipeline, LP	581,140
24,825	Seadrill, Ltd.	886,501
11,700	Williams Partners, LP~	586,170

		5,005,881

	Financials (37.5%)
30,455	AllianceBernstein Holding, LP	680,365
25,480	American Capital Agency Corp.	533,806
12,720	American International Group, Inc.	610,051
21,070	Apollo Global Management, LLC	683,721
14,415	Citigroup, Inc.	683,703
46,980	Colony Financial, Inc.	1,042,956
187,730	Hersha Hospitality Trust	1,019,374
6,600	HSBC Holdings, PLC	339,834
16,985	JPMorgan Chase & Company	940,290
22,490	KKR & Co., LP	542,234
64,375	Medical Properties Trust, Inc.	854,256
15,300	Oaktree Capital Group, LLC	893,673
44,535	Och-Ziff Capital Management Group, LLC - Class A	622,599
18,182	OFG Bancorp	265,094
43,240	Senior Housing Properties Trust	973,765
23,560	SLM Corp.	536,226
11,880	US Bancorp/MN	471,992
10,361	Wells Fargo & Company~	469,768
22,875	Weyerhaeuser Company	683,505

		12,847,212

NUMBER OF SHARES		VALUE

	Health Care (5.8%)
4,955	Johnson & Johnson~	$438,369
14,765	Merck & Company, Inc.	782,102
25,294	Pfizer, Inc.	768,937

		1,989,408

	Industrials (7.3%)
5,920	Caterpillar, Inc.~	555,947
33,560	General Electric Company	843,363
6,575	Raytheon Company	625,085
14,675	Xylem, Inc.	489,558

		2,513,953

	Information Technology (5.7%)
1,965	Apple, Inc.	983,679
38,975	Intel Corp.	956,447

		1,940,126

	Materials (2.3%)
24,155	Freeport-McMoRan Copper & Gold, Inc.	782,864

	Telecommunication Services (3.0%)
11,360	AT&T, Inc.	378,515
17,810	Vodafone Group, PLC~	660,039

		1,038,554

	TOTAL COMMON STOCKS (Cost $30,919,206)	32,026,538

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.6%) #
	Financials (0.0%)
	SLM Corp.
375	Call, 02/22/14, Strike $24.00	5,813
350	Call, 02/22/14, Strike $26.00	1,050
350	Call, 02/22/14, Strike $25.00	2,275

		9,138

	Other (0.6%)
	SPDR S&P 500 ETF Trust
410	Call, 02/22/14, Strike $183.00	28,085
410	Put, 02/22/14, Strike $175.00	67,035
410	Put, 02/22/14, Strike $172.00	43,050
200	Put, 02/22/14, Strike $180.00	69,400

		207,570

	TOTAL PURCHASED OPTIONS (Cost $197,496)	216,708

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.9%)
298,580	Fidelity Prime Money Market Fund - Institutional Class (Cost $298,580)	$298,580

TOTAL INVESTMENTS (94.9%) (Cost $31,415,282)		32,541,826

OTHER ASSETS, LESS LIABILITIES (5.1%)		1,749,734

NET ASSETS (100.0%)		$34,291,560

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.2%) #
	Consumer Discretionary (0.0%)
40	Home Depot, Inc. Put, 02/07/14, Strike $78.00	(5,980)

	Information Technology (-0.2%)
10	Apple, Inc. Put, 02/22/14, Strike $520.00	(25,575)
8	Google, Inc. Put, 02/22/14, Strike $1,150.00	(7,600)
270	Microsoft Corp. Put, 02/22/14, Strike $37.00	(15,255)

		(48,430)

	TOTAL WRITTEN OPTIONS (Premium $104,613)	(54,410)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,083,770.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.1%)
		Consumer Discretionary (21.2%)
425		AutoZone, Inc.#	$210,401
4,900		BorgWarner, Inc.	263,130
2,282		Conn’s, Inc.#	138,540
10,300		D.R. Horton, Inc.	241,844
11,500		Deckers Outdoor Corp.#	896,425
6,800		Delphi Automotive, PLC	414,052
2,225		Discovery Communications, Inc.#	177,511
1,875		Domino’s Pizza, Inc.~	132,394
2,950		Fossil Group, Inc.#	329,898
4,900		Lear Corp.	354,417
7,150		Melco Crown Entertainment, Ltd.#	293,078
7,200		Michael Kors Holdings, Ltd.#~	575,496
1,400		Mohawk Industries, Inc.#	199,052
8,028	EUR	Moncler, S.p.A.#	152,882
1,900		Panera Bread Company - Class A#~	321,233
8,268		Potbelly Corp.#	187,436
2,030		PVH Corp.	245,366
2,400		Scripps Networks Interactive, Inc. - Class A	174,048
4,075		Toll Brothers, Inc.#	149,756
6,500		Urban Outfitters, Inc.#	232,830
1,300		Whirlpool Corp.~	173,290
9,600		Williams-Sonoma, Inc.	523,392

			6,386,471

		Consumer Staples (4.5%)
1,900		Energizer Holdings, Inc.	179,550
10,800		Flowers Foods, Inc.	226,260
4,450		Kroger Co.	160,645
9,900		Lorillard, Inc.	487,278
12,590		WhiteWave Foods Company#	304,804

			1,358,537

		Energy (6.8%)
5,500		Antero Resources Corp.#~	323,070
3,500		Atwood Oceanics, Inc.#	165,900
2,500		Baker Hughes, Inc.	141,600
5,100		Bonanza Creek Energy, Inc.#	207,621
3,800		Continental Resources, Inc.#	418,760
4,550		Dresser-Rand Group, Inc.#	259,350
10,300		EPL Oil & Gas, Inc.#	276,761
6,600		Oasis Petroleum, Inc.#	275,946

			2,069,008

		Financials (8.3%)
1,300		Affiliated Managers Group, Inc.#~	259,012
7,300		Blackstone Group, LP	239,075

NUMBER OF SHARES		VALUE

3,000	Eaton Vance Corp.	$114,210
2,100	Financial Engines, Inc.	127,932
5,600	First Republic Bank	271,768
2,125	Hanover Insurance Group, Inc.	118,001
650	IntercontinentalExchange Group, Inc.	135,714
4,750	Lazard, Ltd.	203,110
17,400	MGIC Investment Corp.#	147,726
14,600	Och-Ziff Capital Management Group, LLC - Class A	204,108
2,650	SVB Financial Group#	297,409
3,300	T. Rowe Price Group, Inc.	258,852
9,100	WisdomTree Investments, Inc.#	128,492

		2,505,409

	Health Care (16.8%)
3,800	Align Technology, Inc.#~	225,796
16,500	Cerner Corp.#	938,685
11,200	Foundation Medicine, Inc.#	335,328
4,100	Illumina, Inc.#	623,200
15,100	Insulet Corp.#	649,300
2,400	Jazz Pharmaceuticals, PLC#	363,984
9,400	Medidata Solutions, Inc.#	593,140
4,900	Mylan, Inc.#	222,509
1,300	Regeneron Pharmaceuticals, Inc.#	375,167
102,900	Sirius XM Holdings, Inc.#	368,382
3,900	Zimmer Holdings, Inc.	366,483

		5,061,974

	Industrials (15.5%)
4,700	B/E Aerospace, Inc.#	373,509
11,500	Chicago Bridge & Iron Company, NV	862,385
4,200	Dover Corp.	363,552
9,100	Fortune Brands Home & Security, Inc.~	410,046
3,080	IHS, Inc. - Class A#	349,303
6,700	Jacobs Engineering Group, Inc.#	406,757
3,100	Kansas City Southern	327,329
3,200	Manpowergroup, Inc.	249,280
4,175	MSC Industrial Direct Company, Inc. - Class A	350,784
3,150	Proto Labs, Inc.#	249,984
2,900	Rockwell Automation, Inc.	333,036
8,600	Spirit Airlines, Inc.#	403,340

		4,679,305

	Information Technology (20.1%)
7,200	Ambarella, Inc.#	230,616
4,300	Cree, Inc.#	259,806
1,675	FleetCor Technologies, Inc.#	178,086

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

15,500		FleetMatics Group, PLC#	$620,155
11,800		Hollysys Automation Technologies, Ltd.#	199,066
9,590		Infoblox, Inc.#	336,417
24,000		InvenSense, Inc.#	472,560
4,450		LinkedIn Corp. - Class A#~	957,685
30,000	TWD	MediaTek, Inc.	399,801
3,500		Palo Alto Networks, Inc.#	208,075
5,600		SanDisk Corp.	389,480
8,600		ServiceNow, Inc.#	545,498
6,100		Splunk, Inc.#	469,883
3,750		SPS Commerce, Inc.#	242,325
4,300		Synaptics, Inc.#	250,948
4,700		Vantiv, Inc. - Class A#	142,598
1,650		Workday, Inc.#	147,741

			6,050,740

		Materials (2.9%)
3,275		Eastman Chemical Company	255,319
3,100		Packaging Corp. of America	200,260
4,250		RTI International Metals, Inc.#	132,260
9,900		Ternium, SA	294,822

			882,661

		TOTAL COMMON STOCKS (Cost $27,860,237)	28,994,105

SHORT TERM INVESTMENT (5.0%)
1,499,423		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,499,423)	1,499,423

TOTAL INVESTMENTS (101.1%) (Cost $29,359,660)			30,493,528

LIABILITIES, LESS OTHER ASSETS (-1.1%)			(344,900)

NET ASSETS (100.0%)			$30,148,628

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (0.0%) #
		Consumer Discretionary (0.0%)
		Sirius XM Holdings, Inc.
138		Call, 03/22/14, Strike $4.00	(621)
13		Call, 06/21/14, Strike $4.00	(156)

		TOTAL WRITTEN OPTIONS (Premium $1,502)	(777)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	112,000	$151,059	$1,137
Bank of New York	New Taiwan Dollar	04/16/14	11,974,000	396,181	2,155

					$3,292

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	10,000	$13,487	$(187)
JPMorgan Chase Bank	New Taiwan Dollar	04/16/14	629,000	20,812	(19)

					$(206)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $537,135.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.6%)
		Consumer Discretionary (22.8%)
89,000	GBP	ASOS, PLC#	$9,129,361
242,000	CHF	Compagnie Financière Richemont, SA	22,386,218
85,000		Delphi Automotive, PLC	5,175,650
51,000	KRW	Hyundai Motor Company	11,068,288
126,000	CAD	Linamar Corp.	4,839,758
245,000		Melco Crown Entertainment, Ltd.#	10,042,550
3,500,000	HKD	MGM China Holdings, Ltd.	13,717,996
270,478		Michael Kors Holdings, Ltd.#~	21,619,306
654,669	EUR	Moncler, S.p.A.#	12,467,279
151,000	DKK	Pandora, A/S	8,663,417
670,000	JPY	Rakuten, Inc.	10,962,987
113,700		Signet Jewelers, Ltd.	9,044,835
47,800	CHF	Swatch Group, AG	28,408,773
253,200	JPY	Toyota Motor Corp.	14,488,016
895,000	GBP	WPP, PLC	18,752,443

			200,766,877

		Consumer Staples (2.5%)
330,000	JPY	Asahi Group Holdings, Ltd.	8,974,060
335,000	JPY	Seven & I Holdings Company, Ltd.	13,449,839

			22,423,899

		Energy (2.9%)
96,000	NOK	Fred Olsen Energy, ASA	3,478,456
251,000		Schlumberger, Ltd.~	21,980,070

			25,458,526

		Financials (13.4%)
3,025,400	HKD	AIA Group, Ltd.	13,945,728
313,000	CHF	Credit Suisse Group, AG#	9,430,987
1,185,000	SGD	DBS Group Holdings, Ltd.	15,303,647
39,400	CAD	Fairfax Financial Holdings, Ltd.	15,162,146
325,000	CHF	GAM Holding, Ltd.#	5,454,711
675,000	MXN	Grupo Financiero Banorte SAB de CV	4,260,767
2,315,000	GBP	Henderson Group, PLC	8,339,168
870,000	GBP	HSBC Holdings, PLC	8,927,715
1,100,000	PHP	Metropolitan Bank & Trust Co.	1,837,367
157,958	GBP	Schroders, PLC	6,393,370
925,000	SGD	Singapore Exchange, Ltd.	4,953,595
387,000	GBP	Standard Chartered, PLC	7,865,367
339,000	SEK	Svenska Handelsbanken, AB - A Shares	16,086,231

			117,960,799

		Health Care (11.6%)
98,000	AUD	CSL, Ltd.	6,032,090
4,822,000	MXN	Genomma Lab Internacional, SAB de CV#	11,898,160

NUMBER OF SHARES			VALUE

55,000		Jazz Pharmaceuticals, PLC#	$8,341,300
1,125	JPY	M3, Inc.	3,299,047
944,320	DKK	Novo Nordisk, A/S - Class B	37,380,898
562,000		QIAGEN, NV#~	12,431,440
160,400	JPY	Sawai Pharmaceutical Company, Ltd.	9,522,549
120,000	GBP	Shire, PLC	5,988,775
717,000	INR	Sun Pharmaceutical Industries, Ltd.	6,739,133

			101,633,392

		Industrials (14.5%)
721,000	CHF	ABB, Ltd.#	17,933,677
60,000	CHF	Adecco, SA#	4,712,794
125,000	EUR	Airbus Group, NV	8,855,663
220,400		Chicago Bridge & Iron Company, NV	16,527,796
139,600		Eaton Corp., PLC	10,203,364
89,000	ILS	Elbit Systems, Ltd.	5,008,265
9,100	CHF	Georg Fischer, AG#	6,233,424
2,535,799	GBP	Hays, PLC	5,525,750
590,000	HKD	Hutchison Whampoa, Ltd.	7,306,521
245,172	GBP	Kentz Corp, Ltd.	2,651,990
496,000	EUR	Koninklijke Philips, NV	17,208,295
37,000	EUR	Krones, AG	2,953,727
40,000	JPY	Nidec Corp.	4,450,243
179,250	EUR	Safran, SA	12,738,625
90,000	EUR	Teleperformance	5,262,143

			127,572,277

		Information Technology (26.3%)
243,500		Accenture, PLC - Class A	19,450,780
7,000,000	TWD	Advanced Semiconductor Engineering, Inc.	6,413,939
120,000		Avago Technologies, Ltd.	6,556,800
49,000	CAD	Constellation Software, Inc.	10,529,446
431,000	EUR	Dialog Semiconductor, PLC#	8,359,317
1,465,000	SEK	LM Ericsson Telephone Company	17,938,731
1,880,000	TWD	MediaTek, Inc.	25,054,202
120,000		Nice-Systems, Ltd.~	4,734,000
5,300	KRW	Samsung Electronics Company, Ltd.	6,276,306
165,500	EUR	SAP, AG	12,662,346
58,000		SINA Corp.#	3,781,020
199,000	KRW	SK Hynix, Inc.#	6,933,942
10,712,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	36,886,289
145,000	INR	Tata Consultancy Services, Ltd.	5,182,441
191,000		TE Connectivity, Ltd.	10,793,410
611,000	HKD	Tencent Holdings, Ltd.	42,837,160
1,300,000	JPY	Yahoo! Japan Corp.	7,338,871

			231,729,000

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (2.0%)
900,000	GBP	Glencore Xstrata, PLC#	$4,745,220
2,100,000	MXN	Grupo Mexico SAB de CV	6,764,468
87,950	EUR	Koninklijke DSM, NV	5,821,832

			17,331,520

		Telecommunication Services (2.6%)
100,000		SK Telecom Company, Ltd.	2,194,000
34,000	KRW	SK Telecom Company, Ltd.	6,850,501
186,000	JPY	SoftBank Corp.	13,465,814

			22,510,315

		TOTAL COMMON STOCKS (Cost $754,973,503)	867,386,605

SHORT TERM INVESTMENT (1.4%)
12,659,828		Fidelity Prime Money Market Fund - Institutional Class (Cost $12,659,828)	12,659,828

TOTAL INVESTMENTS (100.0%) (Cost $767,633,331)			880,046,433

LIABILITIES, LESS OTHER ASSETS (0.0%)			(392,509)

NET ASSETS (100.0%)			$879,653,924

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $515,279.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$175,536,149	19.9%
Swiss Franc	94,560,584	10.7%
European Monetary Unit	86,329,227	9.8%
Japanese Yen	85,951,426	9.8%
British Pound Sterling	78,319,159	8.9%
Hong Kong Dollar	77,807,405	8.8%
New Taiwan Dollar	68,354,430	7.8%
Danish Krone	46,044,315	5.2%
Swedish Krona	34,024,962	3.9%
South Korean Won	31,129,037	3.5%
Canadian Dollar	30,531,350	3.5%
Mexican Peso	22,923,395	2.6%
Singapore Dollar	20,257,242	2.3%
Indian Rupee	11,921,574	1.4%
Australian Dollar	6,032,090	0.7%
Israeli Shekel	5,008,265	0.6%
Norwegian Krone	3,478,456	0.4%
Philippine Peso	1,837,367	0.2%

Total Investments	$880,046,433	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (16.2%)
		Consumer Discretionary (2.2%)
3,800,000		MGM Resorts International 4.250%, 04/15/15	$5,349,507
4,250,000	EUR	Steinhoff Finance Holding GmbH 4.500%, 03/31/18	6,673,921

			12,023,428

		Financials (1.8%)
35,000,000	HKD	Haitong International Securities Group, Ltd. 1.250%, 07/18/18	5,006,671
4,200,000		National Bank of Abu Dhabi 1.000%, 03/12/18	4,642,123

			9,648,794

		Industrials (1.6%)
250,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	2,913,003
4,000,000		Siemens, AG 1.050%, 08/16/17	4,546,083
1,200,000		SM Investments Corp. 1.625%, 02/15/17	1,334,831

			8,793,917

		Information Technology (7.7%)
7,000,000		Advanced Semiconductor Engineering, Inc. 0.000%, 09/05/18	7,608,407
177,000,000	TWD	Catcher Technology Company, Ltd. 0.000%, 04/27/16	6,718,376
3,800,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	4,022,227
731,000		FLEXium Interconnect, Inc. 0.000%, 07/25/16	771,264
7,700,000		SINA Corp.* 1.000%, 12/01/18	7,154,070
6,600,000		SK Hynix, Inc. 2.650%, 05/14/15	8,098,100
7,620,000		Yandex, NV* 1.125%, 12/15/18	7,648,613

			42,021,057

		Materials (2.9%)
7,500,000		Cemex SAB de CV 4.875%, 03/15/15	9,070,575
5,900,000		Glencore Finance Europe, SA 5.000%, 12/31/14	6,576,782

			15,647,357

		TOTAL CONVERTIBLE BONDS (Cost $87,339,061)	88,134,553

NUMBER OF SHARES			VALUE

COMMON STOCKS (81.7%)
		Consumer Discretionary (15.2%)
2,316,971	MXN	Alsea SAB de CV	$6,910,720
69,000	CHF	Compagnie Financière Richemont, SA	6,382,847
267,000	TWD	Eclat Textile Company, Ltd.	2,918,317
405,000	BRL	Estacio Participacoes, SA	3,139,977
600,000	HKD	Great Wall Motor Company, Ltd.	2,823,714
49,600	KRW	Hyundai Motor Company	10,764,453
255,000		Melco Crown Entertainment, Ltd.#	10,452,450
3,296,000	HKD	MGM China Holdings, Ltd.	12,918,433
5,000,000	HKD	NagaCorp, Ltd.	4,784,077
44,000	ZAR	Naspers, Ltd.	4,526,606
14,700	CHF	Swatch Group, AG	8,736,589
71,500	JPY	Toyota Motor Corp.	4,091,205
192,000	GBP	WPP, PLC	4,022,871

			82,472,259

		Consumer Staples (6.6%)
704,500	BRL	AMBEV, SA	4,697,153
1,316,500	HKD	Biostime International Holdings, Ltd.	11,349,415
900,000	HKD	China Mengniu Dairy Company, Ltd.	4,122,344
1,202,750	INR	ITC, Ltd.	6,245,965
79,000		Mondelez International, Inc.	2,587,250
8,100,000	PHP	Puregold Price Club, Inc.	6,851,254

			35,853,381

		Energy (5.9%)
48,000		Anadarko Petroleum Corp.	3,873,120
9,850,000	HKD	Anton Oilfield Services Group/ Hong Kong	6,286,022
950,000	HKD	China Oilfield Services, Ltd.	2,547,738
1,928,000	HKD	CNOOC, Ltd.	2,994,789
120,000		Frank’s International, NV	2,812,800
1,840,000	MYR	Sapurakencana Petroleum Bhd#	2,410,718
35,000	ZAR	Sasol, Ltd.	1,684,052
112,000		Schlumberger, Ltd.	9,807,840

			32,417,079

		Financials (15.6%)
2,238,000	HKD	AIA Group, Ltd.	10,316,170
5,000,000	IDR	Bank Rakyat Indonesia Persero Tbk PT	3,416,904
95,000		Citigroup, Inc.~	4,505,850
575,000	ZAR	Coronation Fund Managers, Ltd.	4,130,430
25,000		Credicorp, Ltd.	3,298,000
360,000	SGD	DBS Group Holdings, Ltd.	4,649,209
1,585,000	MXN	Grupo Financiero Banorte SAB de CV	10,004,912
1,000,000	MXN	Grupo Financiero Inbursa SAB de CV	2,493,644
270,000	INR	HDFC Bank, Ltd.	2,714,961

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

944,000	HKD	HSBC Holdings, PLC	$9,779,242
674,000		Itau Unibanco Holding, SA	8,249,760
558,000	THB	Kasikornbank PCL	2,873,261
4,895,000	PHP	Metropolitan Bank & Trust Co.	8,176,283
175,000	GBP	Standard Chartered, PLC	3,556,690
5,400,000	HKD	Value Partners Group, Ltd.	3,508,407
505,000	HKD	Wharf Holdings, Ltd.	3,437,749

			85,111,472

		Health Care (4.7%)
3,948,000	MXN	Genomma Lab Internacional, SAB de CV#	9,741,588
234,655	DKK	Novo Nordisk, A/S - Class B	9,288,816
3,400,000	HKD	Sino Biopharmaceutical, Ltd.	2,874,331
396,000	INR	Sun Pharmaceutical Industries, Ltd.	3,722,031

			25,626,766

		Industrials (6.4%)
290,000	CHF	ABB, Ltd.#	7,213,268
58,000	EUR	Airbus Group, NV	4,109,028
64,000		Grana y Montero, SA#	1,349,120
384,000	HKD	Hutchison Whampoa, Ltd.	4,755,431
36,000		Kansas City Southern	3,801,240
238,361	GBP	Kentz Corp, Ltd.	2,578,316
137,000	EUR	Koninklijke Philips, NV	4,753,098
131,500	PHP	SM Investments Corp.	2,034,030
1,389,500	TRY	Turk Hava Yollari	4,154,087

			34,747,618

		Information Technology (20.8%)
21,100		Apple, Inc.~	10,562,660
20,000		Baidu, Inc.#	3,130,000
64,000	EUR	Dialog Semiconductor, PLC#	1,241,291
168,000	TWD	Hermes Microvision, Inc.	4,889,095
56,646		Hermes Microvision, Inc.*#	1,675,022
160,000		Hollysys Automation Technologies, Ltd.#	2,699,200
1,468,000	TWD	MediaTek, Inc.	19,563,601
12,050	KRW	Samsung Electronics Company, Ltd.	14,269,715
5,620,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	19,354,451
127,000	INR	Tata Consultancy Services, Ltd.	4,539,104
401,600	HKD	Tencent Holdings, Ltd.	28,156,143
75,000		Yandex, NV#	2,756,250

			112,836,532

		Materials (2.6%)
450,000	GBP	Glencore Xstrata, PLC#	2,372,610
2,160,000	MXN	Grupo Mexico SAB de CV	6,957,739
9,724	EUR	Koninklijke DSM, NV	643,678

NUMBER OF SHARES			VALUE

300,000		Vale, SA	$4,080,000

			14,054,027

		Telecommunication Services (3.3%)
38,400	KRW	SK Telecom Company, Ltd.	7,737,036
138,600	JPY	SoftBank Corp.	10,034,204

			17,771,240

		Utilities (0.6%)
14,816,200	PHP	Travellers International Hotel Group, Inc.#	3,230,010

		TOTAL COMMON STOCKS (Cost $422,215,280)	444,120,384

SHORT TERM INVESTMENT (2.5%)
13,282,857		Fidelity Prime Money Market Fund - Institutional Class (Cost $13,282,857)	13,282,857

TOTAL INVESTMENTS (100.4%) (Cost $522,837,198)			545,537,794

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(2,194,121)

NET ASSETS (100.0%)			$543,343,673

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $566,240.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$155,746,001	28.6%
Hong Kong Dollar	115,660,676	21.2%
New Taiwan Dollar	53,443,840	9.8%
Mexican Peso	36,108,603	6.6%
South Korean Won	32,771,204	6.0%
Swiss Franc	22,332,704	4.1%
Philippine Peso	20,291,577	3.7%
European Monetary Unit	17,421,016	3.2%
Indian Rupee	17,222,061	3.2%
Japanese Yen	17,038,412	3.1%
British Pound Sterling	12,530,487	2.3%
South African Rand	10,341,088	1.9%
Danish Krone	9,288,816	1.7%
Brazilian Real	7,837,130	1.4%
Singapore Dollar	4,649,209	0.9%
Turkish Lira	4,154,087	0.8%
Indonesian Rupiah	3,416,904	0.6%
Thai Baht	2,873,261	0.5%
Malaysian Ringgit	2,410,718	0.4%

Total Investments	$545,537,794	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.8%)
		Consumer Discretionary (15.4%)
64,000	MXN	Alsea SAB de CV	$190,890
50,000	HKD	Brilliance China Automotive Holdings, Ltd.	76,210
15,100		Estacio Participacoes, SA	117,931
14,500	HKD	Great Wall Motor Company, Ltd.	68,240
3,350		Hyundai Motor Company#	184,752
5,590		Melco Crown Entertainment, Ltd.#	229,134
76,600	HKD	MGM China Holdings, Ltd.	300,228
96,000	HKD	NagaCorp, Ltd.	91,854
2,075	ZAR	Naspers, Ltd.	213,471

			1,472,710

		Consumer Staples (8.5%)
20,500		AMBEV, SA	134,070
33,500	HKD	Biostime International Holdings, Ltd.	288,800
21,000	HKD	China Mengniu Dairy Company, Ltd.	96,188
45,000	MXN	Grupo Lala SAB de CV	95,895
234,000	PHP	Puregold Price Club, Inc.	197,925

			812,878

		Energy (3.9%)
226,000	HKD	Anton Oilfield Services Group/ Hong Kong	144,227
34,000	HKD	China Oilfield Services, Ltd.	91,182
89,000	HKD	CNOOC, Ltd.	138,245

			373,654

		Financials (24.8%)
40,200	HKD	AIA Group, Ltd.	185,304
3,450		Banco Santander Chile	67,206
6,750		Bank Rakyat Indonesia Persero Tbk PT	93,488
12,800	ZAR	Coronation Fund Managers, Ltd.	91,947
910		Credicorp, Ltd.	120,047
43,000	MXN	Grupo Financiero Banorte SAB de CV	271,427
17,600	MXN	Grupo Financiero Inbursa SAB de CV	43,888
63,600	HKD	Haitong Securities Company, Ltd.	93,586
2,900		HDFC Bank, Ltd.	90,741
18,800		Itau Unibanco Holding, SA	230,112
19,400		ITC, Ltd.	100,608
4,100		Kasikornbank PCL	85,075
13,000		Malayan Banking Bhd	72,540
146,800	PHP	Metropolitan Bank & Trust Co.	245,205
6,500		Sberbank of Russia	70,330
5,755		SK Hynix, Inc.	201,454
6,700	HKD	Standard Chartered, PLC	142,517
15,400		Turkiye Garanti Bankasi AS	42,042
180,000	HKD	Value Partners Group, Ltd.	116,947

			2,364,464

NUMBER OF SHARES			VALUE

		Health Care (4.4%)
1,900	ZAR	Aspen Pharmacare Holdings, Ltd.	$43,084
84,600	MXN	Genomma Lab Internacional, SAB de CV#	208,748
192,000	HKD	Sino Biopharmaceutical, Ltd.	162,315

			414,147

		Industrials (5.1%)
46,000	HKD	China State Construction International Holdings, Ltd.	83,377
4,850		Grana y Montero, SA#	102,238
11,000	HKD	Hutchison Whampoa, Ltd.	136,223
55,000	HKD	Sinopec Engineering Group Company, Ltd.	70,923
6,250	PHP	SM Investments Corp.	96,675

			489,436

		Information Technology (21.6%)
16,900		Advanced Semiconductor Engineering, Inc.	76,388
745		Baidu, Inc.#	116,593
6,200		Hermes Microvision, Inc.#	183,334
7,525		Hollysys Automation Technologies, Ltd.#	126,947
530		Samsung Electronics Company, Ltd.	311,110
1,200		SINA Corp.#	78,228
22,800		Taiwan Semiconductor Manufacturing Company, Ltd.	385,776
7,000	HKD	Tencent Holdings, Ltd.	490,769
8,000		Wipro, Ltd.	103,520
5,000		Yandex, NV#	183,750

			2,056,415

		Materials (6.1%)
171,000	MXN	Cemex SAB de CV	211,353
60,000	MXN	Grupo Mexico SAB de CV	193,270
13,100		Vale, SA	178,160

			582,783

		Telecommunication Services (6.0%)
1,550		China Mobile, Ltd.	74,168
2,600		Chunghwa Telecom Company, Ltd.	76,440
4,800	ZAR	MTN Group, Ltd.	85,715
10,200		SK Telecom Company, Ltd.	223,788
3,850		Turk Hava Yollari	115,230

			575,341

		Utilities (1.0%)
431,700	PHP	Travellers International Hotel Group, Inc.#	94,113

		TOTAL COMMON STOCKS (Cost $9,750,148)	9,235,941

See accompanying Notes to Schedule of Investments

Calamos Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (6.1%)
584,174	Fidelity Prime Money Market Fund - Institutional Class (Cost $584,174)	$584,174

TOTAL INVESTMENTS (102.9%) (Cost $10,334,322)		9,820,115

LIABILITIES, LESS OTHER ASSETS (-2.9%)		(278,967)

NET ASSETS (100.0%)		$9,541,148

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

HKD	Hong Kong Dollar
MXN	Mexican Peso
PHP	Philippine Peso
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$4,759,374	48.5%
Hong Kong Dollar	2,777,135	28.3%
Mexican Peso	1,215,471	12.4%
Philippine Peso	633,918	6.4%
South African Rand	434,217	4.4%

Total Investments	$9,820,115	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.2%)
		Consumer Discretionary (23.2%)
27,100		Amazon.com, Inc.#~	$9,720,499
58,200	CHF	Compagnie Financière Richemont, SA	5,383,793
71,000		D.R. Horton, Inc.	1,667,080
28,000		Deckers Outdoor Corp.#	2,182,600
29,500		Delphi Automotive, PLC	1,796,255
19,000		Fossil Group, Inc.#	2,124,770
13,000	KRW	Hyundai Motor Company	2,821,328
30,000	CAD	Linamar Corp.	1,152,323
60,000		Melco Crown Entertainment, Ltd.#	2,459,400
761,200	HKD	MGM China Holdings, Ltd.	2,983,468
70,619		Michael Kors Holdings, Ltd.#	5,644,577
129,022	EUR	Moncler, S.p.A.#	2,457,048
2,500		Priceline.com, Inc.#	2,862,225
218,500	JPY	Rakuten, Inc.	3,575,243
19,200		Signet Jewelers, Ltd.	1,527,360
9,750	CHF	Swatch Group, AG	5,794,677
18,000		Time Warner, Inc.	1,130,940
47,000		TJX Companies, Inc.	2,695,920
42,000		Toll Brothers, Inc.#	1,543,500
56,100	JPY	Toyota Motor Corp.	3,210,023
25,000		Williams-Sonoma, Inc.	1,363,000
143,000	GBP	WPP, PLC	2,996,200

			67,092,229

		Consumer Staples (3.7%)
80,000	JPY	Asahi Group Holdings, Ltd.	2,175,530
43,000		Coca-Cola Company~	1,626,260
62,000		Lorillard, Inc.	3,051,640
47,000		Mondelez International, Inc.	1,539,250
55,000	JPY	Seven & I Holdings Company, Ltd.	2,208,182

			10,600,862

		Energy (5.0%)
15,000		Anadarko Petroleum Corp.	1,210,350
3,105		Antero Resources Corp.#	182,388
9,000		Continental Resources, Inc.#	991,800
24,000		EOG Resources, Inc.	3,965,760
31,000		Occidental Petroleum Corp.	2,714,670
62,300		Schlumberger, Ltd.	5,455,611

			14,520,579

		Financials (13.6%)
811,400	HKD	AIA Group, Ltd.	3,740,188
102,000		Blackstone Group, LP	3,340,500
54,000		Citigroup, Inc.	2,561,220
250,000	SGD	DBS Group Holdings, Ltd.	3,228,617

NUMBER OF SHARES			VALUE

4,200	CAD	Fairfax Financial Holdings, Ltd.	$1,616,269
54,800		Franklin Resources, Inc.	2,850,148
165,000	MXN	Grupo Financiero Banorte SAB de CV	1,041,521
485,000	GBP	Henderson Group, PLC	1,747,083
268,000	GBP	HSBC Holdings, PLC	2,750,147
25,000		JPMorgan Chase & Company	1,384,000
38,832	GBP	Schroders, PLC	1,571,730
186,000	SGD	Singapore Exchange, Ltd.	996,074
77,000	GBP	Standard Chartered, PLC	1,564,944
16,000		SVB Financial Group#	1,795,680
21,500	SEK	Svenska Handelsbanken, AB - A Shares	1,020,218
38,900		T. Rowe Price Group, Inc.	3,051,316
33,000		Waddell & Reed Financial, Inc.	2,139,060
67,000		Wells Fargo & Company	3,037,780

			39,436,495

		Health Care (10.8%)
20,000		Celgene Corp.#~	3,038,600
54,000		Cerner Corp.#	3,072,060
1,097,000	MXN	Genomma Lab Internacional, SAB de CV#	2,706,819
71,000		Gilead Sciences, Inc.#	5,726,150
10,500		Illumina, Inc.#	1,596,000
12,000		Jazz Pharmaceuticals, PLC#	1,819,920
18,500		Johnson & Johnson~	1,636,695
259,500	DKK	Novo Nordisk, A/S - Class B	10,272,305
15,500		Zimmer Holdings, Inc.	1,456,535

			31,325,084

		Industrials (8.6%)
135,500	CHF	ABB, Ltd.#	3,370,337
19,000	EUR	Airbus Group, NV	1,346,061
63,600		Chicago Bridge & Iron Company, NV	4,769,364
13,000		Dover Corp.	1,125,280
40,300		Eaton Corp., PLC	2,945,527
11,200		Genesee & Wyoming, Inc. - Class A#	1,011,808
102,000	HKD	Hutchison Whampoa, Ltd.	1,263,161
110,000	EUR	Koninklijke Philips, NV	3,816,356
21,000		Manpowergroup, Inc.	1,635,900
34,000	EUR	Safran, SA	2,416,253
11,000		United Technologies Corp.	1,254,220

			24,954,267

		Information Technology (31.3%)
40,300		Accenture, PLC - Class A	3,219,164
25,875		Apple, Inc.~	12,953,025
101,000		eBay, Inc.#	5,373,200
64,000		Facebook, Inc.#	4,004,480
43,000		FleetMatics Group, PLC#	1,720,430

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

12,025		Google, Inc.#~	$14,201,164
23,600		LinkedIn Corp. - Class A#	5,078,956
272,000	SEK	LM Ericsson Telephone Company	3,330,604
62,000		MasterCard, Inc. - Class A	4,692,160
387,000	TWD	MediaTek, Inc.	5,157,434
33,200		QUALCOMM, Inc.	2,464,104
29,000		SanDisk Corp.	2,016,950
17,000		Splunk, Inc.#	1,309,510
2,480,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,539,768
29,000		TE Connectivity, Ltd.	1,638,790
174,000	HKD	Tencent Holdings, Ltd.	12,199,126
30,000		VMware, Inc. - Class A#	2,704,200

			90,603,065

		Materials (1.3%)
390,000	GBP	Glencore Xstrata, PLC#	2,056,262
410,000	MXN	Grupo Mexico SAB de CV	1,320,682
8,368	EUR	Koninklijke DSM, NV	553,918

			3,930,862

		Telecommunication Services (1.7%)
9,200	KRW	SK Telecom Company, Ltd.	1,853,665
41,500	JPY	SoftBank Corp.	3,004,469

			4,858,134

		TOTAL COMMON STOCKS (Cost $243,832,123)	287,321,577

SHORT TERM INVESTMENT (0.3%)
845,661		Fidelity Prime Money Market Fund - Institutional Class (Cost $845,661)	845,661

TOTAL INVESTMENTS (99.5%) (Cost $244,677,784)			288,167,238

OTHER ASSETS, LESS LIABILITIES (0.5%)			1,504,924

NET ASSETS (100.0%)			$289,672,162

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $508,044.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling

HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$170,925,412	59.3%
Hong Kong Dollar	20,185,943	7.0%
Swiss Franc	14,548,807	5.0%
Japanese Yen	14,173,447	4.9%
New Taiwan Dollar	13,697,202	4.7%
British Pound Sterling	12,686,366	4.4%
European Monetary Unit	10,589,636	3.7%
Danish Krone	10,272,305	3.6%
Mexican Peso	5,069,022	1.8%
South Korean Won	4,674,993	1.6%
Swedish Krona	4,350,822	1.5%
Singapore Dollar	4,224,691	1.5%
Canadian Dollar	2,768,592	1.0%

Total Investments	$288,167,238	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (39.1%)
		Consumer Discretionary (6.1%)
19,970,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$26,188,359
		Jarden Corp.
10,780,000		1.875%, 09/15/18	15,106,068
9,275,000		1.500%, 06/15/19*	11,275,200
38,195,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	46,358,799
13,063,000		Liberty Media Corp.* 1.375%, 10/15/23	12,153,750
8,200,000		MGM Resorts International 4.250%, 04/15/15	11,543,673
47,500,000		Priceline.com, Inc. 1.000%, 03/15/18	65,438,375
6,000,000		Ryland Group, Inc. 1.625%, 05/15/18	9,378,000

			197,442,224

		Consumer Staples (0.6%)
14,000,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	20,660,639

		Energy (1.6%)
23,500,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	26,494,135
22,250,000		Hornbeck Offshore Services, Inc. 1.500%, 09/01/19	24,682,481

			51,176,616

		Financials (3.5%)
20,550,000		Ares Capital Corp. 5.750%, 02/01/16	22,266,747
9,865,000		FXCM, Inc.* 2.250%, 06/15/18	10,990,498
11,650,000	EUR	Industrivarden, AB 2.500%, 02/27/15	19,432,354
12,400,000		Leucadia National Corp. 3.750%, 04/15/14	15,909,014
		MGIC Investment Corp.
7,250,000		5.000%, 05/01/17	8,314,916
5,850,000		2.000%, 04/01/20	8,184,998
9,812,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	10,625,955
17,800,000		Walter Investment Management Corp. 4.500%, 11/01/19	17,239,656

			112,964,138

		Health Care (11.7%)
		BioMarin Pharmaceutical, Inc.
10,801,000		0.750%, 10/15/18	11,574,892
9,904,000		1.500%, 10/15/20	10,752,228

PRINCIPAL AMOUNT		VALUE

	Cubist Pharmaceuticals, Inc.*
24,580,000	1.125%, 09/01/18	$29,101,245
12,572,000	1.875%, 09/01/20	14,902,094
13,400,000	Gilead Sciences, Inc. 1.625%, 05/01/16	47,464,274
33,500,000	Hologic, Inc.‡ 2.000%, 12/15/37	38,348,120
31,000,000	Illumina, Inc.* 0.250%, 03/15/16	57,070,380
8,100,000	Insulet Corp. 3.750%, 06/15/16	13,424,495
13,400,000	Medicines Company 1.375%, 06/01/17	18,648,780
17,735,000	Medidata Solutions, Inc.* 1.000%, 08/01/18	23,375,971
25,470,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	27,572,294
23,500,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	37,744,408
9,635,000	Vivus, Inc.* 4.500%, 05/01/20	7,557,453
31,500,000	WellPoint, Inc. 2.750%, 10/15/42	40,954,410

		378,491,044

	Industrials (2.3%)
19,614,000	AGCO Corp. 1.250%, 12/15/36	25,846,937
14,250,000	Air Lease Corp. 3.875%, 12/01/18	19,606,147
24,250,000	Siemens, AG 1.050%, 08/16/17	27,560,626

		73,013,710

	Information Technology (11.1%)
20,900,000	Concur Technologies, Inc.* 0.500%, 06/15/18	26,938,115
8,785,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	11,091,765
16,200,000	Electronic Arts, Inc. 0.750%, 07/15/16	18,022,257
8,370,000	Finisar Corp.* 0.500%, 12/15/33	8,939,411
7,500,000	Infinera Corp.* 1.750%, 06/01/18	7,718,775
3,762,000	Ixia 3.000%, 12/15/15	3,985,011
17,745,000	JDS Uniphase Corp.* 0.625%, 08/15/33	18,186,939
29,000,000	Lam Research Corp. 0.500%, 05/15/16	32,511,755
17,000,000	Linear Technology Corp. 3.000%, 05/01/27	18,697,960

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

13,550,000	Micron Technology, Inc. 1.875%, 06/01/14	$21,852,424
6,902,000	Move, Inc.* 2.750%, 09/01/18	7,290,548
20,990,000	Netsuite, Inc.* 0.250%, 06/01/18	23,546,477
5,815,000	Proofpoint, Inc.* 1.250%, 12/15/18	7,174,256
18,500,000	Salesforce.com, Inc.* 0.250%, 04/01/18	21,355,845
	SanDisk Corp.
37,000,000	0.500%, 10/15/20*	36,894,550
11,250,000	1.500%, 08/15/17	16,415,325
25,815,000	ServiceNow, Inc.* 0.000%, 11/01/18	27,974,812
17,740,000	SINA Corp.* 1.000%, 12/01/18	16,482,234
10,000,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	12,100,300
	Workday, Inc.*
14,335,000	0.750%, 07/15/18	17,837,471
4,220,000	1.500%, 07/15/20	5,391,620

		360,407,850

	Materials (2.2%)
14,500,000	Cemex SAB de CV 4.875%, 03/15/15	17,536,445
15,000,000	Glencore Finance Europe, SA 5.000%, 12/31/14	16,720,633
16,880,000	RTI International Metals, Inc. 1.625%, 10/15/19	17,156,326
17,500,000	Steel Dynamics, Inc. 5.125%, 06/15/14	18,547,812

		69,961,216

	TOTAL CONVERTIBLE BONDS (Cost $1,106,582,999)	1,264,117,437

SYNTHETIC CONVERTIBLE SECURITIES (6.1%) ¤
Corporate Bonds (5.1%)
	Consumer Discretionary (2.3%)
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	12,539,063
10,030,000	5.125%, 05/01/20	10,048,806
23,500,000	Expedia, Inc. 5.950%, 08/15/20	25,850,705
1,020,000	Icahn Enterprises, LP* 4.875%, 03/15/19	1,018,725
23,000,000	L Brands, Inc. 5.625%, 02/15/22	23,373,750
3,040,000	PVH Corp. 4.500%, 12/15/22	2,870,900

		75,701,949

PRINCIPAL AMOUNT		VALUE

	Energy (1.2%)
7,904,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	$8,526,440
	Oil States International, Inc.
18,369,000	6.500%, 06/01/19	19,482,621
9,140,000	5.125%, 01/15/23	10,265,362

		38,274,423

	Financials (0.4%)
12,000,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	12,660,000

	Health Care (0.5%)
10,750,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	11,495,781
5,105,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	5,337,916

		16,833,697

	Industrials (0.3%)
9,941,000	Actuant Corp. 5.625%, 06/15/22	10,096,328

	Information Technology (0.4%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,302,475
11,415,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	10,551,741

		12,854,216

	TOTAL CORPORATE BONDS	166,420,613

NUMBER OF CONTRACTS		VALUE
Purchased Options (1.0%) #
	Consumer Discretionary (0.3%)
4,100	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $65.00	8,302,500

	Health Care (0.1%)
544	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	3,818,880

	Information Technology (0.6%)
540	Google, Inc. Call, 01/17/15, Strike $865.00	18,030,600
785	Linkedin Corp. Call, 01/17/15, Strike $240.00	2,154,825

		20,185,425

	TOTAL PURCHASED OPTIONS	32,306,805

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $182,164,664)	198,727,418

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)
	Energy (1.9%)
53,600	Chesapeake Energy Corp.* 5.750%	$61,335,500

	Financials (1.9%)
690,000	Affiliated Managers Group, Inc. 5.150%	41,788,125
700,000	MetLife, Inc. 5.000%	20,405,000

		62,193,125

	Industrials (3.2%)
150,000	Genesee & Wyoming, Inc. 5.000%	18,367,500
1,325,000	United Technologies Corp. 7.500%	85,369,750

		103,737,250

	Telecommunication Services (0.6%)
175,000	Crown Castle International Corp. 4.500%	17,165,750

	Utilities (0.7%)
380,000	NextEra Energy, Inc. 5.889%	22,716,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $217,002,530)	267,148,025

COMMON STOCKS (45.5%)
	Consumer Discretionary (4.0%)
230,000	Amazon.com, Inc.#	82,498,700
380,000	Home Depot, Inc.	29,203,000
140,000	PVH Corp.	16,921,800

		128,623,500

	Consumer Staples (5.5%)
1,850,000	Coca-Cola Company	69,967,000
260,000	Costco Wholesale Corp.	29,213,600
425,000	Lorillard, Inc.	20,918,500
560,000	Mondelez International, Inc.	18,340,000
200,000	Philip Morris International, Inc.	15,628,000
415,000	Walgreen Company	23,800,250

		177,867,350

	Energy (5.5%)
200,000	Anadarko Petroleum Corp.~	16,138,000
26,482	Antero Resources Corp.#~	1,555,553
170,000	Continental Resources, Inc.#	18,734,000
150,000	EOG Resources, Inc.	24,786,000
425,000	National Oilwell Varco, Inc.	31,879,250

NUMBER OF SHARES		VALUE

400,000	Occidental Petroleum Corp.	$35,028,000
565,000	Schlumberger, Ltd.	49,477,050

		177,597,853

	Financials (9.8%)
520,000	American International Group, Inc.~	24,939,200
800,000	Blackstone Group, LP~	26,200,000
830,000	Citigroup, Inc.~	39,366,900
135,787	First Republic Bank	6,589,743
750,000	Franklin Resources, Inc.	39,007,500
130,000	Goldman Sachs Group, Inc.	21,335,600
1,140,000	JPMorgan Chase & Company	63,110,400
480,000	T. Rowe Price Group, Inc.	37,651,200
1,250,000	Wells Fargo & Company	56,675,000

		314,875,543

	Health Care (4.4%)
160,000	Celgene Corp.#~	24,308,800
925,000	Johnson & Johnson	81,834,750
380,000	Merck & Company, Inc.	20,128,600
174,000	Zimmer Holdings, Inc.	16,350,780

		142,622,930

	Industrials (4.6%)
120,000	Boeing Company	15,031,200
600,000	Dover Corp.	51,936,000
650,000	Eaton Corp., PLC	47,508,500
110,000	Union Pacific Corp.	19,166,400
170,000	United Parcel Service, Inc.	16,189,100

		149,831,200

	Information Technology (11.7%)
459,255	Accenture, PLC - Class A	36,685,289
275,000	Apple, Inc.~	137,665,000
1,000,000	eBay, Inc.#	53,200,000
750,000	MasterCard, Inc. - Class A	56,760,000
981,200	Oracle Corp.	36,206,280
580,000	QUALCOMM, Inc.	43,047,600
170,000	VMware, Inc. - Class A#	15,323,800

		378,887,969

	TOTAL COMMON STOCKS (Cost $1,139,399,855)	1,470,306,345

SHORT TERM INVESTMENT (1.7%)
54,582,179	Fidelity Prime Money Market Fund - Institutional Class (Cost $54,582,179)	54,582,179

TOTAL INVESTMENTS (100.7%) (Cost $2,699,732,227)		3,254,881,404

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

VALUE

LIABILITIES, LESS OTHER ASSETS (-0.7%)	$(23,321,624)

NET ASSETS (100.0%)	$3,231,559,780

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	British Pound Sterling	04/16/14	1,061,000	$1,743,243	$(11,414)
Northern Trust Company	British Pound Sterling	04/16/14	6,726,000	11,050,943	(46,300)
Citibank N.A.	European Monetary Unit	04/16/14	24,941,000	33,639,049	442,225
Northern Trust Company	Norwegian Krone	04/16/14	86,957,000	13,816,252	364,986
Citibank N.A.	Swedish Krona	04/16/14	440,000	67,083	(15,954)
Goldman Sachs Capital Markets LP	Swedish Krona	04/16/14	112,172,000	17,101,811	127,106

					$860,649

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	9,572,000	$12,910,187	$(97,155)

					$(97,155)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $6,355,892.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (33.3%)
		Consumer Discretionary (4.0%)
1,200,000		Iconix Brand Group, Inc. 2.500%, 06/01/16	$1,570,956
1,950,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	2,366,793
2,550,000		MGM Resorts International 4.250%, 04/15/15	3,589,801
9,500,000		Priceline.com, Inc. 1.000%, 03/15/18	13,087,675
1,650,000	EUR	Steinhoff Finance Holding GmbH 4.500%, 03/31/18	2,591,051

			23,206,276

		Consumer Staples (3.5%)
920,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	12,280,322
5,400,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	7,969,104

			20,249,426

		Energy (0.6%)
2,970,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	3,491,458

		Financials (4.4%)
4,800,000	EUR	Azimut Holding S.p.A. 2.125%, 11/25/20	6,944,094
		Industrivarden, AB
6,900,000	EUR	1.875%, 02/27/17	10,121,700
2,400,000	EUR	2.500%, 02/27/15	4,003,232
2,280,000		Leucadia National Corp. 3.750%, 04/15/14	2,925,206
1,562,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	1,691,576

			25,685,808

		Health Care (5.5%)
		BioMarin Pharmaceutical, Inc.
1,835,000		0.750%, 10/15/18	1,966,478
763,000		1.500%, 10/15/20	828,347
		Cubist Pharmaceuticals, Inc.*
4,200,000		1.125%, 09/01/18	4,972,548
950,000		1.875%, 09/01/20	1,126,073
5,725,000		Illumina, Inc.* 0.250%, 03/15/16	10,539,610
2,030,000		Medidata Solutions, Inc.* 1.000%, 08/01/18	2,675,682
885,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	958,048
4,300,000		QIAGEN Euro Finance (Luxembourg), SA 3.250%, 05/16/26	5,339,998

PRINCIPAL AMOUNT			VALUE

2,950,000		WellPoint, Inc. 2.750%, 10/15/42	$3,835,413

			32,242,197

		Industrials (2.5%)
2,800,000	EUR	International Consolidated Airlines Group, SA 1.750%, 05/31/18	5,157,321
235,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	2,738,223
6,000,000		Siemens, AG 1.050%, 08/16/17	6,819,124

			14,714,668

		Information Technology (10.9%)
5,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 09/05/18	6,086,725
1,600,000		Concur Technologies, Inc.* 0.500%, 06/15/18	2,062,248
4,000,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	4,233,923
3,050,000		Electronic Arts, Inc. 0.750%, 07/15/16	3,393,079
1,569,000		Finisar Corp.* 0.500%, 12/15/33	1,675,739
4,425,000		InvenSense, Inc.* 1.750%, 11/01/18	5,039,699
2,800,000		JDS Uniphase Corp.* 0.625%, 08/15/33	2,869,734
3,250,000		Netsuite, Inc.* 0.250%, 06/01/18	3,645,834
2,800,000		Salesforce.com, Inc.* 0.250%, 04/01/18	3,232,236
9,500,000		SanDisk Corp.* 0.500%, 10/15/20	9,472,925
4,500,000		ServiceNow, Inc.* 0.000%, 11/01/18	4,876,492
2,820,000		SINA Corp.* 1.000%, 12/01/18	2,620,062
5,700,000		SK Hynix, Inc. 2.650%, 05/14/15	6,993,814
		Workday, Inc.*
2,300,000		0.750%, 07/15/18	2,861,959
1,100,000		1.500%, 07/15/20	1,405,399
2,755,000		Yandex, NV* 1.125%, 12/15/18	2,765,345

			63,235,213

		Materials (1.9%)
2,300,000	EUR	Buzzi Unicem S.p.A. 1.375%, 07/17/19	3,474,142
3,900,000		Cemex SAB de CV 4.875%, 03/15/15	4,716,699

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,600,000		Glencore Finance Europe, SA 5.000%, 12/31/14	$2,898,243

			11,089,084

		TOTAL CONVERTIBLE BONDS (Cost $179,037,604)	193,914,130

SYNTHETIC CONVERTIBLE SECURITIES (7.2%) ¤
Corporate Bonds (1.2%)
		Consumer Discretionary (1.2%)
2,725,000		Icahn Enterprises, LP* 4.875%, 03/15/19	2,721,594
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,471,500

		TOTAL CORPORATE BONDS	7,193,094

Sovereign Bonds (4.5%)
		Government of Canada
3,200,000	CAD	2.000%, 12/01/14	2,898,216
3,100,000	CAD	2.000%, 06/01/16	2,847,449
		Government of Singapore
7,800,000	SGD	1.375%, 10/01/14	6,153,126
4,404,000	SGD	1.125%, 04/01/16	3,504,332
25,200,000	NOK	Kingdom of Norway 4.250%, 05/19/17	4,347,020
41,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	6,566,921

		TOTAL SOVEREIGN BONDS	26,317,064

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.5%) #
		Consumer Discretionary (0.3%)
950		Melco Crown Entertainment, Ltd. Call, 01/15/16, Strike $37.00	1,083,000
770		Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $82.50	796,950

			1,879,950

		Health Care (0.7%)
306		Celgene Corp. Call, 01/17/15, Strike $135.00	971,550
820		Gilead Sciences, Inc. Call, 01/17/15, Strike $52.50	2,527,650
102		Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	716,040

			4,215,240

		Industrials (0.1%)
910	EUR	Airbus Group, NV Call, 06/19/15, Strike 60.00	382,923

NUMBER OF CONTRACTS			VALUE

		Information Technology (0.4%)
85		Google, Inc. Call, 01/17/15, Strike $1,070.00	$1,455,200
850		Lam Research Corp. Call, 01/17/15, Strike $52.50	437,750
150		Linkedin Corp. Call, 01/17/15, Strike $240.00	411,750

			2,304,700

		TOTAL PURCHASED OPTIONS	8,782,813

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $41,059,700)	42,292,971

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.4%)
		Energy (2.6%)
12,988		Chesapeake Energy Corp.* 5.750%	14,960,552

		Financials (0.5%)
110,000		MetLife, Inc. 5.000%	3,206,500

		Industrials (0.8%)
13,500		Genesee & Wyoming, Inc. 5.000%	1,653,075
47,225		United Technologies Corp. 7.500%	3,042,707

			4,695,782

		Utilities (1.5%)
143,000		NextEra Energy, Inc. 5.599%	8,773,050

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,794,837)	31,635,884

COMMON STOCKS (51.9%)
		Consumer Discretionary (5.1%)
49,700	CHF	Compagnie Financière Richemont, SA	4,597,500
21,550	CHF	Swatch Group, AG	12,807,721
123,800	JPY	Toyota Motor Corp.	7,083,793
245,000	GBP	WPP, PLC	5,133,350

			29,622,364

		Consumer Staples (3.2%)
341,500		Coca-Cola Company	12,915,530
115,000		Lorillard, Inc.	5,660,300

			18,575,830

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Energy (4.0%)
38,000		Anadarko Petroleum Corp.	$3,066,220
39,500		EOG Resources, Inc.	6,526,980
153,950		Schlumberger, Ltd.	13,481,402

			23,074,602

		Financials (9.9%)
1,394,800	HKD	AIA Group, Ltd.	6,429,399
122,500		Citigroup, Inc.	5,810,175
481,000	SGD	DBS Group Holdings, Ltd.	6,211,860
7,300	CAD	Fairfax Financial Holdings, Ltd.	2,809,230
110,000		Franklin Resources, Inc.	5,721,100
445,000	GBP	HSBC Holdings, PLC	4,566,475
151,700		JPMorgan Chase & Company	8,398,112
125,000	GBP	Standard Chartered, PLC	2,540,493
85,500		T. Rowe Price Group, Inc.	6,706,620
192,200		Wells Fargo & Company	8,714,348

			57,907,812

		Health Care (6.8%)
112,000		Johnson & Johnson	9,908,640
647,375	DKK	Novo Nordisk, A/S - Class B	25,626,333
63,000	JPY	Sawai Pharmaceutical Company, Ltd.	3,740,153

			39,275,126

		Industrials (4.9%)
305,000	CHF	ABB, Ltd.#	7,586,368
21,000		Dover Corp.	1,817,760
80,250		Eaton Corp., PLC	5,865,473
245,000	HKD	Hutchison Whampoa, Ltd.	3,034,064
300,000	EUR	Koninklijke Philips, NV	10,408,243

			28,711,908

		Information Technology (17.0%)
104,000		Accenture, PLC - Class A	8,307,520
50,050		Apple, Inc.	25,055,030
67,000	EUR	Dialog Semiconductor, PLC#	1,299,476
245,000		eBay, Inc.#	13,034,000
401,560	SEK	LM Ericsson Telephone Company	4,917,049
317,000	TWD	MediaTek, Inc.	4,224,565
88,900		QUALCOMM, Inc.	6,598,158
131,750	EUR	SAP, AG	10,080,145
3,475,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,966,006
195,500	HKD	Tencent Holdings, Ltd.	13,706,489

			99,188,438

NUMBER OF SHARES			VALUE

		Telecommunication Services (1.0%)
125,000		SK Telecom Company, Ltd.	$2,742,500
40,000	JPY	SoftBank Corp.	2,895,874

			5,638,374

		TOTAL COMMON STOCKS (Cost $257,142,496)	301,994,454

SHORT TERM INVESTMENT (3.1%)
18,030,958		Fidelity Prime Money Market Fund - Institutional Class (Cost $18,030,958)	18,030,958

TOTAL INVESTMENTS (100.9%) (Cost $522,065,595)			587,868,397

LIABILITIES, LESS OTHER ASSETS (-0.9%)			(5,499,256)

NET ASSETS (100.0%)			$582,369,141

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2014 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$354,224,635	60.3%
European Monetary Unit	62,431,431	10.6%
Japanese Yen	28,738,365	4.9%
Danish Krone	25,626,333	4.4%
Swiss Franc	24,991,589	4.2%
Hong Kong Dollar	23,169,952	3.9%
New Taiwan Dollar	16,190,571	2.8%
Singapore Dollar	15,869,318	2.7%
British Pound Sterling	12,240,318	2.1%
Swedish Krona	11,483,970	1.9%
Canadian Dollar	8,554,895	1.5%
Norwegian Krone	4,347,020	0.7%

Total Investments	$587,868,397	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (66.6%)
		Consumer Discretionary (11.5%)
12,400,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$16,261,174
20,500,000		International Game Technology 3.250%, 05/01/14	20,700,592
1,750,000		Jarden Corp.* 1.500%, 06/15/19	2,127,396
6,500,000		KB Home 1.375%, 02/01/19	6,773,520
12,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	14,564,880
2,900,000		Liberty Media Corp.* 1.375%, 10/15/23	2,698,146
12,000,000		MGM Resorts International 4.250%, 04/15/15	16,893,180
9,700,000		Omnicom Group, Inc. 0.000%, 07/31/32	12,899,254
		Priceline.com, Inc.
20,500,000		1.000%, 03/15/18	28,241,825
7,700,000		0.350%, 06/15/20*	8,766,681
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	16,235,063

			146,161,711

		Consumer Staples (0.5%)
4,600,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	6,788,496

		Energy (1.6%)
6,000,000		Energy XXI Bermuda, Ltd.* 3.000%, 12/15/18	5,733,210
7,250,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	8,522,919
5,600,000		Stone Energy Corp. 1.750%, 03/01/17	6,013,420

			20,269,549

		Financials (6.4%)
23,000,000		Ares Capital Corp. 4.750%, 01/15/18	24,672,790
7,250,000	EUR	Industrivarden, AB 2.500%, 02/27/15	12,093,096
8,450,000		Leucadia National Corp. 3.750%, 04/15/14	10,841,223
		MGIC Investment Corp.
5,400,000		5.000%, 05/01/17	6,193,179
4,400,000		2.000%, 04/01/20	6,156,238
2,995,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	3,243,450
10,700,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	12,263,912

PRINCIPAL AMOUNT		VALUE

5,700,000	Walter Investment Management Corp. 4.500%, 11/01/19	$5,520,564

		80,984,452

	Health Care (21.2%)
	BioMarin Pharmaceutical, Inc.
4,319,000	1.500%, 10/15/20	4,688,901
4,209,000	0.750%, 10/15/18	4,510,575
8,915,000	Chemed Corp. 1.875%, 05/15/14	9,247,440
	Cubist Pharmaceuticals, Inc.*
12,700,000	1.125%, 09/01/18	15,036,038
3,800,000	1.875%, 09/01/20	4,504,292
6,400,000	Emergent Biosolutions, Inc.* 2.875%, 01/15/21	6,704,000
4,517,000	Fluidigm Corp. 2.750%, 02/01/34	4,991,285
14,500,000	Gilead Sciences, Inc. 1.625%, 05/01/16	51,360,595
11,000,000	Hologic, Inc.‡ 2.000%, 12/15/37	12,591,920
20,600,000	Illumina, Inc.* 0.250%, 03/15/16	37,924,188
1,500,000	Incyte Corp, Ltd.* 0.375%, 11/15/18	2,133,090
22,900,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	24,570,555
11,200,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	11,951,968
10,000,000	Medicines Company 1.375%, 06/01/17	13,917,000
5,800,000	Medidata Solutions, Inc.* 1.000%, 08/01/18	7,644,806
6,400,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	10,279,328
4,000,000	Theravance, Inc. 2.125%, 01/15/23	5,924,680
3,000,000	Vivus, Inc.* 4.500%, 05/01/20	2,353,125
20,818,000	WellPoint, Inc. 2.750%, 10/15/42	27,066,314
9,000,000	Wright Med Group, Inc. 2.000%, 08/15/17	11,982,105

		269,382,205

	Industrials (3.1%)
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	6,550,771
11,500,000	Siemens, AG 1.050%, 08/16/17	13,069,987
14,120,000	Trinity Industries, Inc. 3.875%, 06/01/36	19,301,122

		38,921,880

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (19.9%)
12,000,000	Cardtronics, Inc.* 1.000%, 12/01/20	$11,362,200
6,000,000	Concur Technologies, Inc.* 0.500%, 06/15/18	7,733,430
3,000,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	3,787,740
5,000,000	Dealertrack Technologies, Inc. 1.500%, 03/15/17	6,832,175
10,375,000	Electronic Arts, Inc. 0.750%, 07/15/16	11,542,032
6,000,000	Emulex Corp.* 1.750%, 11/15/18	6,008,280
5,500,000	Finisar Corp.* 0.500%, 12/15/33	5,874,165
12,100,000	InvenSense, Inc.* 1.750%, 11/01/18	13,780,871
4,518,000	Ixia 3.000%, 12/15/15	4,785,827
11,500,000	Linear Technology Corp. 3.000%, 05/01/27	12,648,620
9,400,000	Micron Technology, Inc. 1.875%, 06/01/14	15,159,615
6,000,000	Netsuite, Inc.* 0.250%, 06/01/18	6,730,770
12,100,000	NVIDIA Corp.* 1.000%, 12/01/18	12,320,583
6,000,000	Proofpoint, Inc.* 1.250%, 12/15/18	7,402,500
17,200,000	Salesforce.com, Inc.* 0.250%, 04/01/18	19,855,164
37,400,000	SanDisk Corp.* 0.500%, 10/15/20	37,293,410
12,100,000	ServiceNow, Inc.* 0.000%, 11/01/18	13,112,347
6,000,000	SINA Corp.* 1.000%, 12/01/18	5,574,600
11,000,000	SK Hynix, Inc. 2.650%, 05/14/15	13,496,834
6,600,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	7,986,198
8,500,000	TIBCO Software, Inc. 2.250%, 05/01/32	8,550,150
6,000,000	Workday, Inc.* 0.750%, 07/15/18	7,465,980
6,750,000	Yahoo!, Inc.* 0.000%, 12/01/18	6,812,910
6,050,000	Yandex, NV* 1.125%, 12/15/18	6,072,718

		252,189,119

PRINCIPAL AMOUNT		VALUE

	Materials (2.4%)
9,600,000	Cemex SAB de CV 4.875%, 03/15/15	$11,610,336
5,000,000	Glencore Finance Europe, SA 5.000%, 12/31/14	5,573,544
5,400,000	RTI International Metals, Inc. 3.000%, 12/01/15	5,860,863
6,500,000	Steel Dynamics, Inc. 5.125%, 06/15/14	6,889,188

		29,933,931

	TOTAL CONVERTIBLE BONDS (Cost $739,614,458)	844,631,343

SYNTHETIC CONVERTIBLE SECURITIES (3.8%) ¤
Corporate Bonds (2.9%)
	Consumer Discretionary (1.1%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20	3,175,943
2,830,000	5.875%, 07/15/22	2,838,844
6,200,000	Icahn Enterprises, LP* 4.875%, 03/15/19	6,192,250
1,450,000	PVH Corp. 4.500%, 12/15/22	1,369,344

		13,576,381

	Energy (0.3%)
3,578,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	3,859,767

	Health Care (0.2%)
2,060,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	2,153,988

	Industrials (0.7%)
3,500,000	Clean Harbors, Inc. 5.125%, 06/01/21	3,508,750
6,000,000	Deluxe Corp. 6.000%, 11/15/20	6,213,750

		9,722,500

	Information Technology (0.6%)
1,500,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	1,548,750
6,600,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	6,100,875

		7,649,625

	TOTAL CORPORATE BONDS	36,962,261

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.9%) #
	Consumer Discretionary (0.3%)
2,575	Lennar Corp. Call, 01/17/15, Strike $37.00	$1,783,188
1,500	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $82.50	1,552,500

		3,335,688

	Energy (0.2%)
1,060	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	1,923,900

	Health Care (0.2%)
380	Celgene Corp. Call, 01/17/15, Strike $135.00	1,206,500
275	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,930,500

		3,137,000

	Information Technology (0.2%)
350	Apple, Inc. Call, 01/17/15, Strike $550.00	900,375
2,425	Lam Research Corp. Call, 01/17/15, Strike $52.50	1,248,875
360	Linkedin Corp. Call, 01/17/15, Strike $240.00	988,200

		3,137,450

	TOTAL PURCHASED OPTIONS	11,534,038

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $51,708,107)	48,496,299

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (13.1%)
	Energy (2.3%)
25,800	Chesapeake Energy Corp.* 5.750%	$29,478,375

	Financials (4.9%)
	Affiliated Managers Group, Inc.
232,551	5.100%	15,537,314
425,000	5.150%	25,739,062
122,025	Maiden Holdings, Ltd. 7.250%	5,467,940
540,000	MetLife, Inc. 5.000%	15,741,000

		62,485,316

	Industrials (3.9%)
50,000	Genesee & Wyoming, Inc. 5.000%	6,122,500

NUMBER OF SHARES			VALUE

100,000		Stanley Black & Decker, Inc. 4.750%	$12,014,000
480,000		United Technologies Corp. 7.500%	30,926,400

			49,062,900

		Materials (0.4%)
285,000		Cliffs Natural Resources, Inc. 7.000%	5,412,150

		Telecommunication Services (0.5%)
60,250		Crown Castle International Corp. 4.500%	5,909,923

		Utilities (1.1%)
220,000		NextEra Energy, Inc. 5.599%	13,497,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,546,311)	165,845,664

COMMON STOCKS (13.4%)
		Consumer Discretionary (1.0%)
22,450	CHF	Swatch Group, AG	13,342,614

		Energy (1.0%)
140,000		Schlumberger, Ltd.	12,259,800

		Financials (5.8%)
223,500		Citigroup, Inc.	10,600,605
245,000		First Republic Bank	11,889,850
218,000		Franklin Resources, Inc.	11,338,180
220,000		JPMorgan Chase & Company	12,179,200
190,000		T. Rowe Price Group, Inc.	14,903,600
270,000		Wells Fargo & Company	12,241,800

			73,153,235

		Health Care (1.1%)
315,000		Mylan, Inc.#	14,304,150

		Industrials (2.0%)
170,000		Chicago Bridge & Iron Company, NV	12,748,300
170,000		Eaton Corp., PLC	12,425,300

			25,173,600

		Information Technology (2.5%)
225,000		Lam Research Corp.#	11,387,250
90,000		QUALCOMM, Inc.	6,679,800
5,500	KRW	Samsung Electronics Company, Ltd.	6,513,148
350,000		TIBCO Software, Inc.#	7,451,500

			32,031,698

		TOTAL COMMON STOCKS (Cost $148,145,458)	170,265,097

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.8%)
34,853,110	Fidelity Prime Money Market Fund - Institutional Class (Cost $34,853,110)	$34,853,110

TOTAL INVESTMENTS (99.7%) (Cost $1,112,867,444)		1,264,091,513

OTHER ASSETS, LESS LIABILITIES (0.3%)		3,630,581

NET ASSETS (100.0%)		$1,267,722,094

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	British Pound Sterling	04/16/14	354,000	$581,629	$(3,808)
Northern Trust Company	British Pound Sterling	04/16/14	2,242,000	3,683,648	(15,433)
Citibank N.A.	European Monetary Unit	04/16/14	12,528,000	16,897,077	223,737
Northern Trust Company	Norwegian Krone	04/16/14	28,572,000	4,539,691	119,925
Barclays Bank PLC	South Korean Won	04/16/14	19,530,699,000	18,168,476	195,211
Citibank N.A.	Swedish Krona	04/16/14	2,071,000	315,746	(6,670)
Goldman Sachs Capital Markets LP	Swedish Krona	04/16/14	68,009,000	10,368,694	77,063
Northern Trust Company	Swiss Franc	04/16/14	12,039,000	13,286,622	59,245

					$649,270

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	5,240,000	$7,067,424	$(53,186)
UBS AG	Swiss Franc	04/16/14	740,000	816,687	(4,543)

					$(57,729)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (97.1%)
	Consumer Discretionary (23.4%)
2,000,000	Amazon.com, Inc. 1.200%, 11/29/17	$1,983,940
1,000,000	Carnival Corp. 3.950%, 10/15/20	1,030,655
1,700,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,776,500
1,000,000	DIRECTV Holdings, LLC 3.550%, 03/15/15	1,031,510
2,000,000	DISH DBS Corp. 4.625%, 07/15/17	2,101,250
1,800,000	Expedia, Inc. 5.950%, 08/15/20	1,980,054
	Ford Motor Credit Company, LLC
1,700,000	5.875%, 08/02/21	1,946,007
500,000	1.700%, 05/09/16	506,207
	General Motors Company, Inc.*
1,300,000	3.250%, 05/15/18	1,312,194
250,000	2.750%, 05/15/16	252,970
2,000,000	Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	2,005,210
1,500,000	Hasbro, Inc. 6.125%, 05/15/14	1,521,885
	Icahn Enterprises, LP*
800,000	6.000%, 08/01/20	822,000
500,000	3.500%, 03/15/17	500,313
	Interpublic Group of Companies, Inc.
1,000,000	3.750%, 02/15/23	970,070
1,000,000	2.250%, 11/15/17	1,003,450
500,000	4.000%, 03/15/22	495,150
1,500,000	Kohl’s Corp. 3.250%, 02/01/23	1,403,790
2,000,000	Lennar Corp. 4.125%, 12/01/18	2,002,500
2,000,000	Macy’s Retail Holdings, Inc. 3.875%, 01/15/22	2,042,710
	Mattel, Inc.
2,000,000	2.500%, 11/01/16	2,074,240
500,000	1.700%, 03/15/18	495,883
380,000	NCL Corp. Ltd- Class C 5.000%, 02/15/18	394,725
1,000,000	PVH Corp. 4.500%, 12/15/22	944,375
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,010,870
500,000	Time Warner, Inc. 3.150%, 07/15/15	517,952
1,000,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	1,008,125

		33,134,535

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (6.2%)
1,000,000	ConAgra Foods, Inc. 1.350%, 09/10/15	$1,009,360
2,000,000	Diageo, PLC 1.500%, 05/11/17	2,010,500
1,000,000	Kellogg Company 4.450%, 05/30/16	1,079,935
	Reynolds American, Inc.
1,000,000	3.250%, 11/01/22	944,690
1,000,000	1.050%, 10/30/15	1,003,740
750,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	782,813
2,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	2,019,730

		8,850,768

	Energy (10.4%)
1,000,000	Chesapeake Energy Corp. 6.500%, 08/15/17	1,125,000
750,000	Cimarex Energy Company 5.875%, 05/01/22	803,906
1,000,000	Diamond Offshore Drilling, Inc. 3.450%, 11/01/23	985,750
2,000,000	FMC Technologies, Inc. 2.000%, 10/01/17	2,009,050
814,000	Frontier Oil Corp. 6.875%, 11/15/18	877,647
1,000,000	Hess Corp. 8.125%, 02/15/19	1,257,765
500,000	Nabors Industries, Inc.* 2.350%, 09/15/16	510,790
1,000,000	Noble Holding International, Ltd. 3.450%, 08/01/15	1,036,375
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,215,965
2,000,000	Schlumberger Investment, SA* 1.950%, 09/14/16	2,046,850
1,000,000	SESI, LLC 6.375%, 05/01/19	1,066,875
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	564,882
1,200,000	Tesoro Corp. 4.250%, 10/01/17	1,251,000

		14,751,855

	Financials (8.4%)
1,000,000	American Tower Corp. 5.900%, 11/01/21	1,125,545
1,000,000	AON Corp. 5.000%, 09/30/20	1,120,290
1,000,000	Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	1,013,970

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	CC Holdings GS V LLC / Crown Castle GS III Corp 2.381%, 12/15/17	$498,577
2,000,000	Citigroup, Inc. 1.700%, 07/25/16	2,026,290
1,000,000	Goldman Sachs Group, Inc. 2.625%, 01/31/19	1,000,915
1,000,000	JPMorgan Chase & Company 2.000%, 08/15/17	1,015,130
1,000,000	PACCAR Financial Corp. 1.600%, 03/15/17	1,007,095
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,063,635
2,000,000	Xstrata Canada Financial Corp.* 3.600%, 01/15/17	2,098,080

		11,969,527

	Health Care (15.6%)
2,000,000	AbbVie, Inc. 1.750%, 11/06/17	2,009,580
2,000,000	Actavis PLC 1.875%, 10/01/17	1,996,930
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,610,490
500,000	6.500%, 11/01/17	581,002
2,000,000	Celgene Corp. 1.900%, 08/15/17	2,023,180
1,000,000	DaVita HealthCare Partners, Inc. 6.375%, 11/01/18	1,051,875
1,000,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	1,011,045
2,000,000	Express Scripts Holding Company 2.650%, 02/15/17	2,074,390
2,000,000	Laboratory Corp. of America Holdings 2.200%, 08/23/17	2,036,810
	Mylan, Inc.*
1,000,000	6.000%, 11/15/18	1,070,740
1,000,000	2.600%, 06/24/18	1,021,135
	Thermo Fisher Scientific, Inc.
1,500,000	2.250%, 08/15/16	1,543,020
1,000,000	1.850%, 01/15/18	1,001,535
2,000,000	UnitedHealth Group, Inc. 1.400%, 10/15/17	1,999,780
	Zoetis, Inc.
500,000	1.875%, 02/01/18	500,145
500,000	1.150%, 02/01/16	502,558

		22,034,215

	Industrials (9.8%)
1,000,000	AGCO Corp. 5.875%, 12/01/21	1,097,885
500,000	Bombardier, Inc.* 4.250%, 01/15/16	519,063

PRINCIPAL AMOUNT		VALUE

1,200,000	CNH Capital, LLC 3.250%, 02/01/17	$1,217,250
2,000,000	Eaton Corp. 1.500%, 11/02/17	2,001,390
	Joy Global, Inc.
1,500,000	6.000%, 11/15/16	1,673,842
1,500,000	5.125%, 10/15/21	1,601,130
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,713,726
1,000,000	Roper Industries, Inc. 1.850%, 11/15/17	1,003,750
1,000,000	Triumph Group, Inc. 8.625%, 07/15/18	1,072,500
2,000,000	Verisk Analytics, Inc. 4.125%, 09/12/22	1,996,120

		13,896,656

	Information Technology (14.0%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,025,945
2,000,000	Amphenol Corp. 4.000%, 02/01/22	2,009,950
1,500,000	Analog Devices, Inc. 3.000%, 04/15/16	1,566,495
1,000,000	Anixter International, Inc. 5.950%, 03/01/15	1,048,125
1,000,000	Anixter, Inc. 5.625%, 05/01/19	1,054,375
500,000	Apple, Inc. 1.000%, 05/03/18	488,488
2,000,000	Autodesk, Inc. 1.950%, 12/15/17	2,015,000
1,000,000	CA, Inc. 5.375%, 12/01/19	1,130,675
1,500,000	eBay, Inc. 3.250%, 10/15/20	1,540,432
1,500,000	Fiserv, Inc. 3.500%, 10/01/22	1,459,410
1,500,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,542,457
1,500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	1,470,000
1,000,000	Seagate Technology, PLC* 3.750%, 11/15/18	1,023,750
1,400,000	Symantec Corp. 2.750%, 09/15/15	1,442,343
1,000,000	Xerox Corp. 4.250%, 02/15/15	1,034,980

		19,852,425

	Materials (7.3%)
2,000,000	Agrium, Inc. 3.150%, 10/01/22	1,878,690

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Anglo American, PLC* 9.375%, 04/08/14	$1,014,800
1,562,000	ArcelorMittal S.A. 5.750%, 08/05/20	1,629,361
1,000,000	Ashland, Inc. 3.000%, 03/15/16	1,020,000
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,164,865
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,547,258
2,000,000	Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	2,041,040

		10,296,014

	Telecommunication Services (1.6%)
690,000	CenturyLink, Inc. 6.750%, 12/01/23	704,597
	Verizon Communications, Inc.
1,000,000	3.650%, 09/14/18	1,064,870
500,000	5.150%, 09/15/23	544,862

		2,314,329

	Utilities (0.4%)
500,000	NextEra Energy, Inc. 1.200%, 06/01/15	503,113

	TOTAL CORPORATE BONDS (Cost $134,257,263)	137,603,437

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.7%)
996,621	Fidelity Prime Money Market Fund - Institutional Class (Cost $996,621)	996,621

TOTAL INVESTMENTS (97.8%) (Cost $135,253,884)		138,600,058

OTHER ASSETS, LESS LIABILITIES (2.2%)		3,116,894

NET ASSETS (100.0%)		$141,716,952

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (86.1%)
	Consumer Discretionary (20.5%)
	American Axle & Manufacturing, Inc.
2,560,000	6.625%, 10/15/22	$2,724,800
440,000	6.250%, 03/15/21	468,600
210,000	Brunswick Corp.* 4.625%, 05/15/21	199,369
2,600,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	2,717,000
160,000	Claire’s Stores, Inc.* 7.750%, 06/01/20	139,200
550,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	539,000
2,276,000	Dana Holding Corp. 6.750%, 02/15/21	2,462,347
1,144,000	Dillard’s, Inc.~ 7.130%, 08/01/18	1,314,170
	DISH DBS Corp.
1,580,000	5.125%, 05/01/20	1,582,962
1,430,000	5.875%, 07/15/22~	1,434,469
1,700,000	Dufry Finance, SCA* 5.500%, 10/15/20	1,755,250
1,300,000	Goodyear Tire & Rubber Company 8.250%, 08/15/20	1,447,063
	Icahn Enterprises, LP*
2,744,000	5.875%, 02/01/22	2,726,850
1,230,000	6.000%, 08/01/20	1,263,825
190,000	4.875%, 03/15/19	189,763
2,700,000	Jaguar Land Rover Automotive, PLC* 8.125%, 05/15/21	3,074,625
1,865,000	L Brands, Inc. 6.950%, 03/01/33	1,846,350
480,000	Lear Corp.* 4.750%, 01/15/23	458,400
1,625,000	Lennar Corp. 4.125%, 12/01/18	1,627,031
1,400,000	Liberty Interactive, LLC 8.500%, 07/15/29	1,493,625
	Meritage Homes Corp.
2,175,000	7.000%, 04/01/22	2,332,687
1,000,000	7.150%, 04/15/20	1,092,500
1,070,000	NCL Corp. Ltd- Class C 5.000%, 02/15/18	1,111,463
	Neiman Marcus Group LTD, LLC*
275,000	8.750%, 10/15/21	289,438
225,000	8.000%, 10/15/21	236,109
1,600,000	Netflix, Inc.* 5.375%, 02/01/21	1,626,000
1,500,000	Outerwall, Inc. 6.000%, 03/15/19	1,546,875
330,000	Quiksilver, Inc. / QS Wholesale, Inc.* 7.875%, 08/01/18	359,494

PRINCIPAL AMOUNT		VALUE

1,055,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	$1,128,191
4,628,000	Ryland Group, Inc. 6.625%, 05/01/20	4,972,207
1,345,000	Sally Holdings, LLC / Sally Capital, Inc. 5.500%, 11/01/23	1,329,869
1,500,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	1,487,812
621,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	606,639
	Toll Brothers Finance Corp.
1,350,000	5.625%, 01/15/24	1,360,969
1,200,000	4.000%, 12/31/18	1,220,250
1,600,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	1,822,000

		51,987,202

	Consumer Staples (4.7%)
430,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	445,588
1,800,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	1,881,000
2,482,000	JBS USA, LLC* 7.250%, 06/01/21	2,599,895
2,890,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	2,994,762
	Post Holdings, Inc.
2,837,000	7.375%, 02/15/22	3,021,405
90,000	7.375%, 02/15/22*	95,906
896,000	Wells Enterprises, Inc.* 6.750%, 02/01/20	921,760

		11,960,316

	Energy (16.6%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	396,362
1,030,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	1,078,925
1,130,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.875%, 04/15/22	1,206,981
2,750,000	Bristow Group, Inc. 6.250%, 10/15/22	2,916,719
2,310,000	Calfrac Holdings, LP* 7.500%, 12/01/20	2,403,844
	Calumet Specialty Products, LP
1,500,000	9.625%, 08/01/20	1,705,312
305,000	9.375%, 05/01/19	338,550
	Carrizo Oil & Gas, Inc.
1,600,000	8.625%, 10/15/18	1,732,000
1,460,000	7.500%, 09/15/20	1,598,700
1,390,000	Chesapeake Oilfield Operating, LLC 6.625%, 11/15/19	1,467,319
1,090,000	Cimarex Energy Company 5.875%, 05/01/22	1,168,344

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,700,000	Crestwood Midstream Partners, LP* 6.125%, 03/01/22	$1,741,437
1,655,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,772,919
1,300,000	Energy Transfer Equity, LP 5.875%, 01/15/24	1,301,625
1,375,000	EPL Oil & Gas, Inc.~ 8.250%, 02/15/18	1,483,281
520,000	Forum Energy Technologies, Inc.* 6.250%, 10/01/21	547,950
2,875,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,907,344
1,460,000	Gulfport Energy Corp. 7.750%, 11/01/20	1,576,800
1,850,000	Linn Energy, LLC* 7.000%, 11/01/19	1,881,219
1,150,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLC 10.750%, 10/01/20	1,252,062
2,000,000	Oasis Petroleum, Inc. 6.875%, 01/15/23	2,152,500
600,000	Pacific Drilling, SA* 5.375%, 06/01/20	601,125
2,013,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	2,161,459
2,470,000	Pioneer Energy Services Corp. 9.875%, 03/15/18	2,613,569
2,900,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,103,000
1,060,000	Western Refining, Inc. 6.250%, 04/01/21	1,081,200

		42,190,546

	Financials (4.4%)
760,000	Ally Financial, Inc. 3.500%, 01/27/19	751,450
2,134,000	AON Corp. 8.205%, 01/01/27	2,609,007
525,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	544,687
750,000	iStar Financial, Inc. 4.875%, 07/01/18	756,562
1,000,000	Jefferies Finance, LLC* 7.375%, 04/01/20	1,050,625
1,350,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.* 8.250%, 10/15/18	1,401,469
895,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	845,216
1,500,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	1,582,500

PRINCIPAL AMOUNT		VALUE

1,460,000	Nuveen Investments, Inc.* 9.125%, 10/15/17	$1,496,500

		11,038,016

	Health Care (6.3%)
850,000	Alere, Inc. 6.500%, 06/15/20	879,219
	Community Health Systems, Inc.
3,200,000	7.125%, 07/15/20	3,422,000
520,000	6.875%, 02/01/22*	534,625
	HCA Holdings, Inc.
3,300,000	7.750%, 05/15/21	3,617,625
725,000	6.250%, 02/15/21	772,578
2,155,000	Hologic, Inc. 6.250%, 08/01/20	2,256,016
980,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	1,024,712
1,590,000	Tenet Healthcare Corp. 6.750%, 02/01/20	1,662,544
1,000,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	1,090,625
	VPII Escrow Corp.*
450,000	6.750%, 08/15/18	494,437
290,000	7.500%, 07/15/21	323,713

		16,078,094

	Industrials (11.4%)
1,655,000	ACCO Brands Corp. 6.750%, 04/30/20	1,646,725
2,500,000	Belden, Inc.* 5.500%, 09/01/22	2,454,688
1,530,000	Digitalglobe, Inc.* 5.250%, 02/01/21	1,508,006
2,100,000	Dycom Investments, Inc. 7.125%, 01/15/21	2,218,125
1,836,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,125,170
1,012,000	Garda World Security Corp.* 7.250%, 11/15/21	1,044,258
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	815,675
1,585,000	Manitowoc Company, Inc. 5.875%, 10/15/22	1,638,494
725,000	Meritor, Inc. 6.750%, 06/15/21	758,078
740,000	Navistar International Corp. 8.250%, 11/01/21	764,513
736,000	Nortek, Inc. 8.500%, 04/15/21	815,120
2,150,000	Rexel, SA* 6.125%, 12/15/19	2,250,781
1,835,000	Terex Corp. 6.000%, 05/15/21	1,907,253

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,825,000	Titan International, Inc.* 6.875%, 10/01/20	$2,987,437
1,200,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,260,750
	United Rentals North America, Inc.
3,000,000	7.625%, 04/15/22	3,384,375
1,200,000	6.125%, 06/15/23	1,245,000

		28,824,448

	Information Technology (8.1%)
330,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	340,725
1,850,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	1,917,062
1,860,000	Amkor Technology, Inc. 6.625%, 06/01/21	1,946,025
198,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	204,559
3,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,391,875
1,266,000	Magnachip Semiconductor, Inc. 6.625%, 07/15/21	1,300,024
3,000,000	Nuance Communications, Inc.* 5.375%, 08/15/20	2,940,000
	NXP Semiconductors, NV*
800,000	5.750%, 02/15/21	830,000
200,000	5.750%, 03/15/23	200,750
4,005,000	Sanmina Corp.* 7.000%, 05/15/19	4,262,822
2,900,000	Viasystems, Inc.* 7.875%, 05/01/19	3,104,812

		20,438,654

	Materials (8.8%)
2,379,000	ArcelorMittal S.A. 5.750%, 08/05/20	2,481,595
2,600,000	Ashland, Inc. 4.750%, 08/15/22	2,494,375
1,363,000	Chemtura Corp. 5.750%, 07/15/21	1,395,371
2,175,000	FMG Resources* 8.250%, 11/01/19	2,403,375
1,200,000	FQM (Akubra), Inc.* 8.750%, 06/01/20	1,368,750
1,800,000	Greif, Inc. 7.750%, 08/01/19	2,047,500
800,000	INEOS Group Holdings, SA* 6.125%, 08/15/18	822,500
3,000,000	New Gold, Inc.* 6.250%, 11/15/22	2,891,250
2,455,000	Plastipak Holdings, Inc.* 6.500%, 10/01/21	2,525,581

PRINCIPAL AMOUNT		VALUE

	Sealed Air Corp.*
550,000	6.500%, 12/01/20	$593,656
300,000	5.250%, 04/01/23	296,813
2,200,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	2,257,750
754,000	United States Steel Corp. 6.875%, 04/01/21	795,941

		22,374,457

	Telecommunication Services (3.3%)
1,560,000	Brightstar Corp.* 7.250%, 08/01/18	1,683,825
912,000	CenturyLink, Inc. 6.750%, 12/01/23	931,293
745,000	Frontier Communications Corp. 7.625%, 04/15/24	740,344
	Intelsat, SA*
1,450,000	7.750%, 06/01/21	1,559,656
100,000	8.125%, 06/01/23	108,625
1,820,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	1,888,250
	Sprint Corp.*
580,000	7.875%, 09/15/23	619,875
370,000	7.250%, 09/15/21	399,138
320,000	7.125%, 06/15/24	323,400

		8,254,406

	Utilities (2.0%)
1,400,000	AES Corp. 7.375%, 07/01/21	1,552,250
1,600,000	AmeriGas Finance Corp. 7.000%, 05/20/22	1,740,000
1,625,000	Calpine Corp.* 6.000%, 01/15/22	1,680,859

		4,973,109

	TOTAL CORPORATE BONDS (Cost $210,305,204)	218,119,248

CONVERTIBLE BONDS (5.7%)
	Consumer Discretionary (1.2%)
2,100,000	MGM Resorts International 4.250%, 04/15/15	2,956,307

	Financials (1.4%)
2,134,000	Ares Capital Corp. 5.750%, 02/01/16	2,312,274
1,100,000	MGIC Investment Corp. 5.000%, 05/01/17	1,261,574

		3,573,848

	Health Care (0.3%)
750,000	Vivus, Inc.* 4.500%, 05/01/20	588,281

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.8%)
1,500,000	Trinity Industries, Inc. 3.875%, 06/01/36	$2,050,403

	Materials (2.0%)
2,200,000	Cemex SAB de CV 4.875%, 03/15/15	2,660,702
2,200,000	Glencore Finance Europe, SA 5.000%, 12/31/14	2,452,359

		5,113,061

	TOTAL CONVERTIBLE BONDS (Cost $13,833,879)	14,281,900

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.2%)
	Energy (1.1%)
2,375	Chesapeake Energy Corp.* 5.750%	2,735,703

	Financials (2.4%)
60,000	Affiliated Managers Group, Inc. 5.100%	4,008,750
70,000	MetLife, Inc. 5.000%	2,040,500

		6,049,250

	Industrials (0.6%)
25,000	United Technologies Corp. 7.500%	1,610,750

	Telecommunication Services (0.6%)
31,700	Intelsat, SA 5.750%	1,665,043

	Utilities (0.5%)
19,000	NextEra Energy, Inc. 5.599%	1,165,650

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,952,709)	13,226,396

SHORT TERM INVESTMENT (1.6%)
4,045,872	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,045,872)	4,045,872

TOTAL INVESTMENTS (98.6%) (Cost $240,137,664)		249,673,416

OTHER ASSETS, LESS LIABILITIES (1.4%)		3,671,749

NET ASSETS (100.0%)		$253,345,165

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $575,051.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (29.7%)
	Consumer Discretionary (3.4%)
10,000,000	Ctrip.com International, Ltd.* 1.250%, 10/15/18	$9,178,550
6,000,000	Iconix Brand Group, Inc.* 1.500%, 03/15/18	7,868,310
	Jarden Corp.
12,000,000	1.875%, 09/15/18	16,815,660
5,000,000	1.500%, 06/15/19*	6,078,275
4,000,000	M/I Homes, Inc. 3.000%, 03/01/18	4,416,600
9,635,000	Meritage Homes Corp. 1.875%, 09/15/32	11,042,240
16,500,000	MGM Resorts International 4.250%, 04/15/15	23,228,122
4,000,000	Ryland Group, Inc. 0.250%, 06/01/19	3,811,080
7,000,000	Shutterfly, Inc.* 0.250%, 05/15/18	7,293,160
9,000,000	Sirius XM Holdings, Inc.* 7.000%, 12/01/14	17,830,170
4,000,000	Standard Pacific Corp. 1.250%, 08/01/32	5,195,220
9,500,000	Toll Brothers Finance Corp. 0.500%, 09/15/32	9,967,590

		122,724,977

	Energy (3.0%)
2,500,000	Alpha Natural Resources, Inc. 4.875%, 12/15/20	2,427,563
10,000,000	Chesapeake Energy Corp. 2.750%, 11/15/35	10,464,350
9,000,000	Energy XXI Bermuda, Ltd.* 3.000%, 12/15/18	8,599,815
9,000,000	Exterran Holdings, Inc. 4.250%, 06/15/14	13,577,175
4,350,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	4,904,233
5,000,000	Hornbeck Offshore Services, Inc. 1.500%, 09/01/19	5,546,625
7,000,000	Newpark Resources, Inc. 4.000%, 10/01/17	8,933,120
11,500,000	Petroleum Development Corp.* 3.250%, 05/15/16	15,840,790
	SEACOR Holdings, Inc.
11,295,000	2.500%, 12/15/27	13,278,120
5,000,000	3.000%, 11/15/28*	4,812,700
16,000,000	Stone Energy Corp.~ 1.750%, 03/01/17	17,181,200

		105,565,691

PRINCIPAL AMOUNT		VALUE

	Financials (2.0%)
4,000,000	American Residential Properties OP, LP* 3.250%, 11/15/18	$4,330,920
6,200,000	Amtrust Financial Services, Inc. 5.500%, 12/15/21	8,053,304
5,000,000	Encore Capital Group, Inc. 3.000%, 11/27/17	8,052,850
5,000,000	Forest City Enterprises, Inc. 4.250%, 08/15/18	5,500,550
6,000,000	Forestar Group, Inc. 3.750%, 03/01/20	6,741,900
4,200,000	FXCM, Inc.* 2.250%, 06/15/18	4,679,178
18,000,000	PHH Corp. 4.000%, 09/01/14	19,083,330
5,000,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	5,730,800
10,000,000	Walter Investment Management Corp. 4.500%, 11/01/19	9,685,200

		71,858,032

	Health Care (4.7%)
5,000,000	Albany Molecular Research, Inc.* 2.250%, 11/15/18	4,879,725
5,000,000	Allscripts Healthcare Solutions, Inc.* 1.250%, 07/01/20	5,795,575
	BioMarin Pharmaceutical, Inc.
1,250,000	1.500%, 10/15/20	1,357,056
1,250,000	0.750%, 10/15/18	1,339,563
7,500,000	Brookdale Senior Living, Inc. 2.750%, 06/15/18	8,798,513
12,500,000	Chemed Corp. 1.875%, 05/15/14	12,966,125
2,500,000	Emergent Biosolutions, Inc.* 2.875%, 01/15/21	2,618,750
2,000,000	Fluidigm Corp. 2.750%, 02/01/34	2,210,000
7,000,000	Healthways, Inc.* 1.500%, 07/01/18	7,017,115
12,500,000	Illumina, Inc.* 0.250%, 03/15/16	23,012,250
2,000,000	Incyte Corp, Ltd.* 0.375%, 11/15/18	2,844,120
10,162,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	10,903,318
15,000,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	16,007,100
1,100,000	Medidata Solutions, Inc.* 1.000%, 08/01/18	1,449,877
2,000,000	Medivation, Inc. 2.625%, 04/01/17	3,355,270

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Molina Healthcare, Inc.
10,500,000	3.750%, 10/01/14	$12,733,245
5,000,000	1.125%, 01/15/20*	5,412,700
15,000,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	24,092,175
12,500,000	Volcano Corp. 1.750%, 12/01/17	12,539,562
5,000,000	Wright Med Group, Inc. 2.000%, 08/15/17	6,656,725

		165,988,764

	Industrials (1.1%)
3,750,000	CBIZ, Inc.* 4.875%, 10/01/15	4,817,718
15,255,000	EnerSys‡ 3.375%, 06/01/38	26,180,021
10,000,000	Navistar International Corp.* 4.500%, 10/15/18	9,791,300

		40,789,039

	Information Technology (13.2%)
14,125,000	Blucora, Inc.* 4.250%, 04/01/19	19,041,912
7,750,000	Bottomline Technologies (de), Inc. 1.500%, 12/01/17	10,119,756
9,000,000	Broadsoft, Inc. 1.500%, 07/01/18	9,635,940
20,000,000	CACI International, Inc. 2.125%, 05/01/14	27,032,300
4,300,000	Cardtronics, Inc.* 1.000%, 12/01/20	4,071,455
15,900,000	Ciena Corp.* 3.750%, 10/15/18	22,654,876
20,400,000	Concur Technologies, Inc.* 0.500%, 06/15/18	26,293,662
5,800,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	7,322,964
10,716,000	CSG Systems International, Inc.* 3.000%, 03/01/17	14,518,037
5,000,000	Dealertrack Technologies, Inc. 1.500%, 03/15/17	6,832,175
7,400,000	Emulex Corp.* 1.750%, 11/15/18	7,410,212
7,300,000	Equinix, Inc. 3.000%, 10/15/14	12,100,115
12,752,000	Finisar Corp.* 0.500%, 12/15/33	13,619,519
8,500,000	Infinera Corp.* 1.750%, 06/01/18	8,747,945
11,000,000	InterDigital, Inc. 2.500%, 03/15/16	11,209,440
6,306,000	Ixia 3.000%, 12/15/15	6,679,820

PRINCIPAL AMOUNT		VALUE

10,000,000	JDS Uniphase Corp.* 0.625%, 08/15/33	$10,249,050
7,500,000	Lam Research Corp. 0.500%, 05/15/16	8,408,212
8,000,000	Mentor Graphics Corp. 4.000%, 04/01/31	9,712,720
12,000,000	Micron Technology, Inc.* 1.625%, 02/15/33	25,801,500
2,500,000	Netsuite, Inc.* 0.250%, 06/01/18	2,804,488
	Nuance Communications, Inc.
10,000,000	2.750%, 11/01/31	9,929,400
5,000,000	2.750%, 08/15/27	5,238,275
15,000,000	NVIDIA Corp.* 1.000%, 12/01/18	15,273,450
22,500,000	ON Semiconductor Corp. 2.625%, 12/15/26	25,366,275
5,200,000	Photronics, Inc. 3.250%, 04/01/16	5,615,454
5,000,000	Proofpoint, Inc.* 1.250%, 12/15/18	6,168,750
7,000,000	Rambus, Inc.* 1.125%, 08/15/18	7,184,100
5,500,000	Rovi Corp. 2.625%, 02/15/40	5,568,200
14,500,000	Salesforce.com, Inc.* 0.250%, 04/01/18	16,738,365
	SanDisk Corp.
8,900,000	0.500%, 10/15/20*	8,874,635
5,200,000	1.500%, 08/15/17	7,587,528
4,500,000	ServiceNow, Inc.* 0.000%, 11/01/18	4,876,493
3,500,000	SINA Corp.* 1.000%, 12/01/18	3,251,850
3,000,000	Spansion, Inc.* 2.000%, 09/01/20	3,729,780
6,250,000	SunEdison, Inc.* 2.000%, 10/01/18	7,439,906
	Take-Two Interactive Software, Inc.
5,000,000	1.000%, 07/01/18	5,625,225
4,000,000	1.750%, 12/01/16	4,840,120
5,000,000	TTM Technologies, Inc. 1.750%, 12/15/20	5,208,225
10,000,000	Web.com Group, Inc. 1.000%, 08/15/18	11,766,800
14,500,000	Workday, Inc.* 0.750%, 07/15/18	18,042,785
7,000,000	Xilinx, Inc. 2.625%, 06/15/17	11,279,520
13,601,000	Yandex, NV* 1.125%, 12/15/18	13,652,072

		467,523,306

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (2.3%)
20,000,000	Goldcorp, Inc. 2.000%, 08/01/14	$20,098,900
2,950,000	Horsehead Holding Corp. 3.800%, 07/01/17	3,630,934
20,000,000	Newmont Mining Corp. 1.250%, 07/15/14	20,003,900
12,000,000	Royal Gold, Inc. 2.875%, 06/15/19	12,261,360
3,600,000	RTI International Metals, Inc. 1.625%, 10/15/19	3,658,932
10,700,000	Steel Dynamics, Inc. 5.125%, 06/15/14	11,340,662
7,500,000	United States Steel Corp.~ 2.750%, 04/01/19	9,386,663

		80,381,351

	TOTAL CONVERTIBLE BONDS (Cost $953,143,128)	1,054,831,160

SYNTHETIC CONVERTIBLE SECURITIES (15.1%)¤
Corporate Bonds (15.0%)
	Consumer Discretionary (3.6%)
6,500,000	Amazon.com, Inc.~ 0.650%, 11/27/15	6,502,795
	American Honda Finance Corp.~
1,000,000	1.000%, 08/11/15*	1,007,305
500,000	1.125%, 10/07/16	502,895
500,000	0.740%, 10/07/16‡	503,632
	Daimler Finance North America, LLC*~
5,000,000	1.300%, 07/31/15	5,044,500
5,000,000	1.250%, 01/11/16	5,036,125
5,000,000	DIRECTV Holdings, LLC~ 3.500%, 03/01/16	5,254,325
	DISH DBS Corp.
10,000,000	4.250%, 04/01/18~	10,225,000
5,000,000	6.625%, 10/01/14	5,175,000
12,669,000	Express, LLC 8.750%, 03/01/18	13,278,696
	Ford Motor Credit Company, LLC
5,000,000	1.700%, 05/09/16	5,062,075
2,000,000	1.500%, 01/17/17	1,996,680
	General Motors Company, Inc.
3,000,000	3.250%, 05/15/18	3,028,140
2,000,000	2.750%, 05/15/16	2,023,760
5,000,000	Harley-Davidson Financial Services, Inc.*~ 1.150%, 09/15/15	5,013,025
4,000,000	Hyundai Capital America* 1.625%, 10/02/15	4,039,440
5,000,000	Icahn Enterprises, LP* 3.500%, 03/15/17	5,003,125
5,859,000	Lear Corp. 7.875%, 03/15/18	6,129,979

PRINCIPAL AMOUNT		VALUE

12,000,000	Lennar Corp.~ 4.125%, 12/01/18	$12,015,000
5,000,000	Meritage Homes Corp. 4.500%, 03/01/18	5,043,750
5,605,000	NCL Corp. Ltd - Class C 5.000%, 02/15/18	5,822,194
2,000,000	Thomson Reuters Corp. 0.875%, 05/23/16	1,989,400
2,500,000	Time Warner, Inc. 3.150%, 07/15/15	2,589,762
3,000,000	Toll Brothers Finance Corp. 4.000%, 12/31/18	3,050,625
8,750,000	Viacom, Inc.~ 1.250%, 02/27/15	8,803,025
3,000,000	Volkswagen International Finance, NV*~ 1.150%, 11/20/15	3,027,015

		127,167,268

	Consumer Staples (1.6%)
5,000,000	Anheuser-Busch InBev, NV~ 0.800%, 07/15/15	5,025,000
2,000,000	Campbell Soup~‡ 0.538%, 08/01/14	2,002,260
	ConAgra Foods, Inc.
5,000,000	1.350%, 09/10/15~	5,046,800
4,500,000	1.300%, 01/25/16	4,529,902
4,000,000	Constellation Brands, Inc.~ 7.250%, 09/01/16	4,555,000
3,000,000	Costco Wholesale Corp.~ 0.650%, 12/07/15	3,012,240
500,000	General Mills, Inc.~ 0.875%, 01/29/16	501,623
6,561,000	Kellogg Company~ 1.125%, 05/15/15	6,613,029
2,000,000	Kimberly-Clark Corp.~‡ 0.361%, 05/15/16	2,001,010
3,000,000	Kraft Foods Group, Inc. 1.625%, 06/04/15	3,039,705
5,000,000	PepsiCo, Inc.~ 0.700%, 08/13/15	5,014,500
11,347,000	Reynolds American, Inc. 1.050%, 10/30/15	11,389,438
3,000,000	Walgreen Company 1.000%, 03/13/15	3,013,800
1,000,000	WM Wrigley Jr Company* 1.400%, 10/21/16	1,004,720

		56,749,027

	Energy (1.7%)
11,500,000	Cameron International Corp. 1.600%, 04/30/15	11,590,160
5,000,000	Chesapeake Energy Corp. 3.250%, 03/15/16	5,043,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	CNOOC, Ltd.~ 1.125%, 05/09/16	$499,935
2,000,000	Devon Energy Corp. 1.200%, 12/15/16	1,999,680
3,000,000	Enbridge, Inc.~‡ 0.897%, 10/01/16	3,012,585
3,235,000	Exterran Holdings, Inc. 7.250%, 12/01/18	3,421,013
13,000,000	Frontier Oil Corp.~ 6.875%, 11/15/18	14,016,470
8,000,000	Marathon Oil Corp. 0.900%, 11/01/15	8,023,520
1,500,000	Nabors Industries, Inc.* 2.350%, 09/15/16	1,532,370
7,000,000	Petrobras Global Finance, BV 2.000%, 05/20/16	6,947,430
3,716,000	SESI, LLC 6.375%, 05/01/19	3,964,507

		60,051,420

	Financials (2.5%)
5,000,000	ABN AMRO Bank, NV*~ 1.375%, 01/22/16	5,044,950
5,000,000	Aviation Capital Group Corp.*~ 3.875%, 09/27/16	5,153,125
8,000,000	Bank of America Corp.~ 1.250%, 01/11/16	8,055,560
1,000,000	Berkshire Hathaway Finance Corp.~ 0.950%, 08/15/16	1,006,735
500,000	Berkshire Hathaway, Inc.~ 0.800%, 02/11/16	502,560
5,585,000	BlackRock, Inc.~ 1.375%, 06/01/15	5,655,874
3,000,000	Charles Schwab Corp.~ 0.850%, 12/04/15	3,009,120
10,000,000	Citigroup, Inc.~ 1.300%, 04/01/16	10,050,450
7,000,000	Goldman Sachs Group, Inc.~ 1.600%, 11/23/15	7,083,125
	iStar Financial, Inc.
6,000,000	3.875%, 07/01/16	6,191,250
1,000,000	4.875%, 07/01/18	1,008,750
	JPMorgan Chase & Company~
15,000,000	0.800%, 04/23/15	15,027,375
5,000,000	1.100%, 10/15/15	5,028,550
5,000,000	Leucadia National Corp.~ 8.125%, 09/15/15	5,525,000
6,000,000	Morgan Stanley~ 1.750%, 02/25/16	6,087,090
5,000,000	Wells Fargo & Company~ 1.500%, 07/01/15	5,069,875

		89,499,389

PRINCIPAL AMOUNT		VALUE

	Health Care (1.9%)
10,000,000	AbbVie, Inc.~ 1.200%, 11/06/15	$10,102,450
	Amgen, Inc.~
14,193,000	1.875%, 11/15/14	14,350,187
5,000,000	2.500%, 11/15/16	5,187,375
3,000,000	Baxter International, Inc.~ 0.950%, 06/01/16	3,013,485
6,000,000	Community Health Systems, Inc.~ 5.125%, 08/15/18	6,341,250
5,000,000	DaVita HealthCare Partners, Inc.~ 6.375%, 11/01/18	5,259,375
4,400,000	Gilead Sciences, Inc.~ 2.400%, 12/01/14	4,468,310
8,000,000	Grifols, SA~ 8.250%, 02/01/18	8,545,000
	Mylan, Inc.
1,000,000	1.800%, 06/24/16*	1,015,015
500,000	1.350%, 11/29/16	501,838
3,050,000	Thermo Fisher Scientific, Inc. 3.200%, 05/01/15	3,146,715
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	1,098,750
5,000,000	WellPoint, Inc.~ 1.250%, 09/10/15	5,047,325

		68,077,075

	Industrials (2.0%)
4,000,000	Air Lease Corp.~ 4.500%, 01/15/16	4,219,720
	Caterpillar, Inc.~
5,000,000	0.950%, 06/26/15	5,037,000
4,625,000	0.700%, 02/26/16	4,627,706
	CNH Capital, LLC
4,800,000	3.250%, 02/01/17	4,869,000
4,000,000	3.875%, 11/01/15~	4,120,000
	Deluxe Corp.
4,382,000	5.125%, 10/01/14~	4,483,334
750,000	7.000%, 03/15/19	805,781
8,000,000	Eaton Corp.~ 0.950%, 11/02/15	8,041,040
	General Electric Capital Corp.~
10,000,000	1.625%, 07/02/15	10,161,600
5,000,000	1.000%, 12/11/15	5,044,175
1,400,000	General Electric Company~ 0.850%, 10/09/15	1,408,722
	John Deere Capital Corp.~
5,000,000	0.950%, 06/29/15	5,040,200
500,000	1.050%, 10/11/16	503,010
1,000,000	PACCAR Financial Corp.~ 0.800%, 02/08/16	1,001,435
5,000,000	Penske Truck Leasing Company, LP* 2.500%, 03/15/16	5,139,350

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Rockwell Collins, Inc.~‡ 0.593%, 12/15/16	$1,002,690
3,000,000	Triumph Group, Inc. 8.625%, 07/15/18	3,217,500
2,000,000	United Continental Holdings, Inc. 6.375%, 06/01/18	2,101,250

		70,823,513

	Information Technology (0.9%)
10,000,000	Anixter International, Inc.~ 5.950%, 03/01/15	10,481,250
5,000,000	International Business Machines Corp.~ 0.550%, 02/06/15	5,016,250
5,000,000	Jabil Circuit, Inc. 7.750%, 07/15/16	5,681,250
4,000,000	NXP Semiconductors, NV* 3.750%, 06/01/18	4,015,000
5,000,000	Seagate Technology, PLC* 3.750%, 11/15/18	5,118,750
3,000,000	Texas Instruments, Inc.~ 0.450%, 08/03/15	3,002,475

		33,314,975

	Materials (0.4%)
5,000,000	Ashland, Inc.~ 3.000%, 03/15/16	5,100,000
1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.497%, 09/30/16	1,000,750
7,625,000	Ecolab, Inc. 1.000%, 08/09/15	7,663,506

		13,764,256

	Telecommunication Services (0.3%)
	AT&T, Inc.~
6,155,000	0.800%, 12/01/15	6,164,694
5,000,000	0.900%, 02/12/16	5,002,450
	Verizon Communications, Inc.
500,000	2.500%, 09/15/16	517,760
500,000	1.773%, 09/15/16‡	515,108

		12,200,012

	Utilities (0.1%)
2,500,000	NextEra Energy, Inc.~ 1.200%, 06/01/15	2,515,562

	TOTAL CORPORATE BONDS	534,162,497

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.1%) #
	Consumer Discretionary (0.0%)
726	Target Corp. Call, 02/28/14, Strike $58.00	53,724

NUMBER OF CONTRACTS		VALUE

	Health Care (0.0%)
715	Gilead Sciences, Inc. Call, 02/22/14, Strike $82.50	$169,455
684	Raptor Pharmaceutical Corp. Call, 05/17/14, Strike $25.00	59,850

		229,305

	Industrials (0.0%)
	Hertz Global Holdings, Inc.
894	Call, 02/22/14, Strike $30.00	8,940
694	Call, 02/22/14, Strike $29.00	12,145
1,036	Iron Mountain, Inc. Call, 02/22/14, Strike $32.50	23,310

		44,395

	Information Technology (0.1%)
1,800	Infosys, Ltd. Call, 01/15/16, Strike $55.00	2,007,000
3,000	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $15.00	825,000

		2,832,000

	Materials (0.0%)
3,200	Vale, SA Call, 01/17/15, Strike $17.00	177,600

	Other (0.0%)
1,281	iShares MSCI Emerging Markets ETF Call, 02/22/14, Strike $40.00	28,182

	TOTAL PURCHASED OPTIONS	3,365,206

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $532,377,543)	537,527,703

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.5%)
	Financials (0.2%)
150,000	Weyerhaeuser Company 6.375%	8,040,000

	Telecommunication Services (0.3%)
101,500	Crown Castle International Corp. 4.500%	9,956,135

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,032,775)	17,996,135

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (45.6%)
		Consumer Discretionary (5.7%)
42,000		Amazon.com, Inc.~#	$15,065,002
21,500		Bed Bath & Beyond, Inc.#	1,372,775
45,000		CarMax, Inc.#	2,029,950
55,000		CBS Corp. - Class B	3,229,600
27,500		Coach, Inc.	1,316,975
315,500		Comcast Corp. - Class A	17,178,975
76,500		D.R. Horton, Inc.	1,796,220
48,000		Delphi Automotive, PLC	2,922,720
94,955		Dick’s Sporting Goods, Inc.	4,985,137
77,000		DIRECTV - Class A#	5,346,110
25,000		Discovery Communications, Inc.#	1,994,500
51,000		Dollar General Corp.#	2,872,320
550,000		Ford Motor Company	8,228,000
12,000		Fossil Group, Inc.#	1,341,960
15,000		Gap, Inc.	571,200
100,000		General Motors Company#	3,608,000
84,005		Grupo Televisa SAB	2,441,185
46,654		H&R Block, Inc.	1,418,282
251,000		Home Depot, Inc.	19,289,350
112,611		Ignite Restaurant Group, Inc.#	1,369,350
53,500		International Game Technology	772,005
35,000		Interpublic Group of Companies, Inc.	571,200
65,000		Johnson Controls, Inc.	2,997,800
227,719		Journal Communications, Inc.#	1,814,920
20,000		Kohl’s Corp.	1,012,600
161,365		Lamar Advertising Company#	7,852,021
44,500		Lennar Corp. - Class A	1,787,120
180,000		Lowe’s Companies, Inc.	8,332,200
27,500		Macy’s, Inc.	1,463,000
90,000		McDonald’s Corp.	8,475,300
82,475		Michael Kors Holdings, Ltd.#	6,592,227
8,591	EUR	Moncler, S.p.A.#	163,604
83,000		Nike, Inc. - Class B	6,046,550
4,000		Priceline.com, Inc.#	4,579,560
92,000		PulteGroup, Inc.	1,869,440
11,000		PVH Corp.	1,329,570
20,000		Ross Stores, Inc.	1,358,200
55,000		Starbucks Corp.	3,911,600
40,000		Target Corp.	2,265,600
30,000		Time Warner Cable, Inc.	3,998,100
105,000		Time Warner, Inc.	6,597,150
66,000		TJX Companies, Inc.	3,785,760
10,000		TripAdvisor, Inc.#	771,900
121,000		Twenty-First Century Fox, Inc.	3,850,220

NUMBER OF SHARES		VALUE

36,500	Viacom, Inc. - Class B	$2,996,650
193,300	Walt Disney Company	14,035,513
14,321	WCI Communities, Inc.#	268,089
12,000	Whirlpool Corp.	1,599,600
12,000	Wynn Resorts, Ltd.	2,609,040
20,000	Yum! Brands, Inc.	1,343,000

		203,427,150

	Consumer Staples (4.0%)
257,000	Altria Group, Inc.	9,051,540
110,000	Archer-Daniels-Midland Company	4,342,800
20,000	Beam, Inc.	1,666,000
475,000	Coca-Cola Company~	17,964,500
70,000	Colgate-Palmolive Company	4,286,100
45,000	ConAgra Foods, Inc.	1,430,550
39,000	Costco Wholesale Corp.	4,382,040
145,000	CVS Caremark Corp.	9,819,400
60,000	General Mills, Inc.	2,881,200
14,000	Hershey Company	1,391,600
35,000	Kellogg Company	2,029,300
30,000	Kimberly-Clark Corp.	3,281,100
58,333	Kraft Foods Group, Inc.	3,053,733
65,000	Kroger Co.	2,346,500
57,000	Lorillard, Inc.	2,805,540
37,000	Mead Johnson Nutrition Company	2,844,930
195,000	Mondelez International, Inc.	6,386,250
185,800	PepsiCo, Inc.	14,930,888
155,000	Philip Morris International, Inc.	12,111,700
275,000	Procter & Gamble Company	21,070,500
186,500	Wal-Mart Stores, Inc.	13,927,820

		142,003,991

	Energy (4.3%)
43,700	Anadarko Petroleum Corp.	3,526,153
24,500	Apache Corp.	1,966,370
45,000	Baker Hughes, Inc.	2,548,800
77,798	Cameron International Corp.#	4,665,546
192,500	Chevron Corp.	21,488,775
115,000	ConocoPhillips	7,469,250
58,000	Devon Energy Corp.	3,434,760
37,500	EOG Resources, Inc.	6,196,500
20,000	EQT Corp.	1,856,200
435,820	Exxon Mobil Corp.	40,165,171
89,000	Halliburton Company	4,361,890
10,000	Helmerich & Payne, Inc.	880,400
30,000	Hess Corp.	2,264,700
60,000	Marathon Oil Corp.	1,967,400

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

27,500	Marathon Petroleum Corp.	$2,393,875
13,000	Murphy Oil Corp.	735,930
45,000	National Oilwell Varco, Inc.	3,375,450
65,000	Noble Energy, Inc.	4,051,450
75,000	Occidental Petroleum Corp.	6,567,750
50,750	Phillips 66	3,709,318
13,000	Pioneer Natural Resources Company	2,201,160
186,000	Schlumberger, Ltd.	16,288,020
95,000	Spectra Energy Corp.	3,415,250
45,000	Valero Energy Corp.	2,299,500
251,763	WPX Energy, Inc.#	4,796,085

		152,625,703

	Financials (7.9%)
29,000	ACE, Ltd.	2,720,490
37,000	Aflac, Inc.	2,322,860
95,000	Allstate Corp.	4,864,000
175,000	American Express Company~	14,878,500
220,000	American International Group, Inc.	10,551,200
12,000	AvalonBay Communities, Inc.	1,482,000
1,275,000	Bank of America Corp.	21,356,250
200,000	Bank of New York Mellon Corp.	6,392,000
85,000	BB&T Corp.	3,179,850
200,000	Berkshire Hathaway, Inc. - Class B~#	22,320,000
12,000	BlackRock, Inc.	3,605,640
103,701	Blackstone Group, LP	3,396,208
65,000	Capital One Financial Corp.	4,589,650
20,000	Chubb Corp.	1,690,800
290,000	Citigroup, Inc.	13,754,700
51,000	Discover Financial Services	2,736,150
110,000	Fifth Third Bancorp	2,312,200
60,300	Franklin Resources, Inc.	3,136,203
80,000	Genworth Financial, Inc. - Class A#	1,180,000
73,000	Goldman Sachs Group, Inc.	11,980,760
45,000	Hartford Financial Services Group, Inc.	1,496,250
75,000	Invesco, Ltd.	2,493,750
599,275	JPMorgan Chase & Company	33,175,864
71,000	Lincoln National Corp.	3,410,130
15,000	Macerich Company	849,000
156,140	MetLife, Inc.	7,658,667
193,870	Morgan Stanley	5,721,104
65,000	PNC Financial Services Group, Inc.	5,192,200
47,800	Principal Financial Group, Inc.	2,082,646
55,000	Prologis, Inc.	2,131,800
84,000	Prudential Financial, Inc.	7,088,760
190,000	Regions Financial Corp.	1,932,300
41,000	Simon Property Group, Inc.	6,348,440

NUMBER OF SHARES		VALUE

248,857	SLM Corp.	$5,663,985
38,500	State Street Corp.	2,577,575
60,000	SunTrust Banks, Inc.	2,221,200
38,000	T. Rowe Price Group, Inc.	2,980,720
36,000	Travelers Companies, Inc.	2,926,080
342,500	US Bancorp/MN	13,607,525
30,000	Vornado Realty Trust	2,754,900
625,000	Wells Fargo & Company	28,337,500
44,760	WisdomTree Investments, Inc.#	632,011

		279,731,868

	Health Care (6.8%)
210,800	Abbott Laboratories	7,727,928
210,800	AbbVie, Inc.	10,377,684
25,000	Actavis PLC#	4,724,500
26,500	Aetna, Inc.	1,810,745
200,616	Agilent Technologies, Inc.	11,665,820
20,000	Alexion Pharmaceuticals, Inc.#	3,174,600
68,736	Alkermes, PLC#	3,346,068
36,000	Allergan, Inc.	4,125,600
49,000	Amgen, Inc.	5,828,550
60,000	Baxter International, Inc.	4,098,000
46,598	Biogen Idec, Inc.#	14,568,399
140,200	Bristol-Myers Squibb Company	7,005,794
40,000	CareFusion Corp.#	1,630,800
46,500	Celgene Corp.#	7,064,745
52,500	Cerner Corp.#	2,986,725
35,500	Cigna Corp.	3,064,005
20,000	Covidien, PLC	1,364,800
20,000	DaVita HealthCare Partners, Inc.#	1,298,600
12,500	Edwards Lifesciences Corp.#	814,000
90,000	Eli Lilly and Company	4,860,900
100,000	Express Scripts Holding Company#	7,469,000
40,000	Forest Laboratories, Inc.#	2,652,000
313,535	Gilead Sciences, Inc.#	25,286,598
4,026	Intercept Pharmaceuticals, Inc.#	1,211,343
280,750	Johnson & Johnson	24,837,952
18,000	Laboratory Corp. of America Holdings#	1,616,940
90,000	Medtronic, Inc.	5,090,400
344,200	Merck & Company, Inc.	18,232,274
78,000	Mylan, Inc.#	3,541,980
20,000	Perrigo Company, PLC	3,113,200
648,600	Pfizer, Inc.	19,717,440
15,000	Quest Diagnostics, Inc.	787,500
54,068	Receptos, Inc.#	2,154,610
8,000	Regeneron Pharmaceuticals, Inc.#	2,308,720

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

54,500	St. Jude Medical, Inc.	$3,309,785
15,000	Stryker Corp.	1,164,000
75,000	Thermo Fisher Scientific, Inc.	8,635,500
85,000	UnitedHealth Group, Inc.	6,143,800
25,000	WellPoint, Inc.	2,150,000

		240,961,305

	Industrials (4.6%)
51,000	3M Company	6,537,690
80,967	58.com, Inc.#	3,045,169
173,055	ADT Corp.	5,198,572
132,000	Boeing Company	16,534,320
61,000	Caterpillar, Inc.	5,728,510
100,000	CSX Corp.	2,691,000
15,500	Cummins, Inc.	1,968,190
60,000	Danaher Corp.	4,463,400
49,500	Deere & Company	4,255,020
100,000	Delta Air Lines, Inc.	3,061,000
30,000	Dover Corp.	2,596,800
98,000	Eaton Corp., PLC	7,162,820
60,000	Emerson Electric Company	3,956,400
31,500	Expeditors International of Washington, Inc.	1,287,090
35,000	FedEx Corp.	4,666,200
33,000	Fluor Corp.	2,506,680
65,000	General Dynamics Corp.	6,585,150
877,500	General Electric Company	22,051,575
92,500	Honeywell International, Inc.	8,438,775
40,000	Illinois Tool Works, Inc.	3,154,800
23,125	Jacobs Engineering Group, Inc.#	1,403,919
12,000	Kansas City Southern	1,267,080
70,000	Masco Corp.	1,481,200
36,000	Norfolk Southern Corp.	3,333,240
35,000	Pentair, Ltd.	2,601,550
29,000	Precision Castparts Corp.	7,387,750
25,000	Robert Half International, Inc.	1,044,500
89,746	Sensata Technologies Holding, NV#	3,360,090
40,000	Union Pacific Corp.	6,969,600
82,500	United Parcel Service, Inc.	7,856,475
100,000	United Technologies Corp.	11,402,000

		163,996,565

	Information Technology (8.4%)
55,000	Accenture, PLC - Class A	4,393,400
20,000	Amphenol Corp. - Class A	1,737,600
103,500	Apple, Inc.	51,812,100
160,000	Applied Materials, Inc.	2,691,200

NUMBER OF SHARES			VALUE

42,000		Automatic Data Processing, Inc.	$3,217,200
35,000		Broadcom Corp. - Class A	1,041,600
625,000		Cisco Systems, Inc.	13,693,750
61,500		Cognizant Technology Solutions Corp. - Class A#	5,960,580
150,000		eBay, Inc.#	7,980,000
205,000		EMC Corp.	4,969,200
22,500		F5 Networks, Inc.#	2,407,500
190,000		Facebook, Inc.#	11,888,300
60,000		Fiserv, Inc.#	3,363,000
50,627		Global Payments, Inc.	3,345,938
33,018		Google, Inc.#	38,993,268
481,500		Intel Corp.	11,816,010
107,200		International Business Machines Corp.	18,940,096
60,000		Juniper Networks, Inc.#	1,596,600
29,500		KLA-Tencor Corp.	1,813,365
185,000		MasterCard, Inc. - Class A	14,000,800
56,000		Microchip Technology, Inc.	2,512,160
600,000		Microsoft Corp.	22,710,000
70,000		NetApp, Inc.	2,963,800
344,500		Oracle Corp.	12,712,050
28,701		Qihoo 360 Technology Company, Ltd.#	2,901,097
146,100		QUALCOMM, Inc.	10,843,542
20,000		Red Hat, Inc.#	1,130,000
90,000		TE Connectivity, Ltd.	5,085,900
20,000		Teradata Corp.#	822,400
120,000		Texas Instruments, Inc.	5,088,000
25,000		VeriSign, Inc.#	1,468,750
96,000		Visa, Inc.	20,681,280
90,000		Yahoo!, Inc.#	3,241,800

			297,822,286

		Materials (1.5%)
26,000		Air Products & Chemicals, Inc.	2,733,640
6,500		Airgas, Inc.	671,060
9,000		CF Industries Holdings, Inc.	2,077,740
26,000		Cliffs Natural Resources, Inc.	502,320
160,000		Dow Chemical Company	7,281,600
98,000		E.I. du Pont de Nemours and Company	5,978,980
10,000		Eastman Chemical Company	779,600
163,000		Freeport-McMoRan Copper & Gold, Inc.	5,282,830
500,984	GBP	Glencore Xstrata, PLC#	2,641,421
50,000		LyondellBasell Industries NV - Class A	3,938,000
87,000		Monsanto Company	9,269,850
70,000		Mosaic Company	3,126,200

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

84,000	Newmont Mining Corp.	$1,814,400
16,000	PPG Industries, Inc.	2,917,760
35,000	Praxair, Inc.	4,365,200
15,000	Sigma-Aldrich Corp.	1,394,550

		54,775,151

	Telecommunication Services (1.0%)
520,100	AT&T, Inc.	17,329,732
94,000	CenturyLink, Inc.	2,712,840
63,959	T-Mobile US, Inc.#	1,955,227
255,000	Verizon Communications, Inc.	12,245,100

		34,242,899

	Utilities (1.4%)
105,000	AES Corp.	1,476,300
63,000	American Electric Power Company, Inc.	3,075,030
55,000	CMS Energy Corp.	1,528,450
40,000	Consolidated Edison, Inc.	2,176,400
45,000	Dominion Resources, Inc.	3,055,950
125,000	Duke Energy Corp.	8,827,500
50,000	Edison International	2,408,000
24,000	Entergy Corp.	1,512,720
70,000	Exelon Corp.	2,030,000
50,000	FirstEnergy Corp.	1,574,500
76,500	NextEra Energy, Inc.	7,032,645
20,000	Northeast Utilities	876,000
60,000	PG&E Corp.	2,529,000
50,000	PPL Corp.	1,528,500
60,000	Public Service Enterprise Group, Inc.	2,000,400
161,000	Southern Company	6,639,640
45,000	Xcel Energy, Inc.	1,300,950

		49,571,985

	TOTAL COMMON STOCKS (Cost $1,581,006,561)	1,619,158,903

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.6%) #
	Consumer Discretionary (0.0%)
130	Michael Kors Holdings, Ltd. Put, 02/14/14, Strike $70.00	12,675

	Other (0.6%)
	S & P 500 Index
2,000	Put, 03/22/14, Strike $1,800.00	10,140,000
1,500	Put, 02/22/14, Strike $1,800.00	5,340,000
750	Put, 03/31/14, Strike $1,790.00	3,727,500

		19,207,500

	TOTAL PURCHASED OPTIONS (Cost $8,829,011)	19,220,175

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (10.5%)
373,890,922		Fidelity Prime Money Market Fund - Institutional Class (Cost $373,890,922)	$373,890,922

TOTAL INVESTMENTS (102.0%) (Cost $3,467,279,940)			3,622,624,998

LIABILITIES, LESS OTHER ASSETS (-2.0%)			(70,543,260)

NET ASSETS (100.0%)			$3,552,081,738

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-15.9%)#
		Consumer Discretionary (-2.0%)
(11,373)	EUR	Bayerische Motoren Werke, AG	(1,234,577)
(18,302)		Brinker International, Inc.	(885,085)
(29,731)		Children’s Place Retail Stores, Inc.	(1,565,932)
(66,500)		Ctrip.com International, Ltd.	(2,627,415)
(43,257)		Guess?, Inc.	(1,213,359)
(41,655)		Hasbro, Inc.	(2,046,094)
(126,300)		Iconix Brand Group, Inc.	(4,698,360)
(215,000)		Jarden Corp.	(12,996,750)
(67,500)		M/I Homes, Inc.	(1,659,825)
(18,755)		Mattress Firm Holding Corp.	(763,328)
(72,650)		Meritage Homes Corp.	(3,528,610)
(618,600)		MGM Resorts International	(15,069,096)
(20,125)		Ryland Group, Inc.	(898,380)
(54,545)		Shutterfly, Inc.	(2,583,251)
(4,000,000)		Sirius XM Holdings, Inc.	(14,320,000)
(361,000)		Standard Pacific Corp.	(3,176,800)
(80,000)		Toll Brothers, Inc.	(2,940,000)

			(72,206,862)

		Consumer Staples (0.0%)
(33,218)		Sprouts Farmers Market, Inc.	(1,187,211)

		Energy (-1.4%)
(200,000)		Alpha Natural Resources, Inc.	(1,136,000)
(55,000)		Chesapeake Energy Corp.	(1,480,050)
(97,200)		Energy XXI Bermuda, Ltd.	(2,230,740)
(310,500)		Exterran Holdings, Inc.	(10,786,770)
(104,400)		Helix Energy Solutions Group, Inc.	(2,128,716)
(55,000)		Hornbeck Offshore Services, Inc.	(2,349,050)
(409,873)		Newpark Resources, Inc.	(4,656,157)
(190,600)		PDC Energy, Inc.	(9,503,316)
(115,150)		SEACOR Holdings, Inc.	(9,693,327)
(129,500)		Stone Energy Corp.	(4,008,025)

			(47,972,151)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Financials (-1.2%)
(90,000)		American Residential Properties, Inc.	$(1,665,000)
(170,000)		Amtrust Financial Services, Inc.	(5,487,600)
(24,980)		Cohen & Steers, Inc.	(901,028)
(134,959)		Encore Capital Group, Inc.	(6,422,699)
(115,000)		Forest City Enterprises, Inc. - Class A	(2,091,850)
(160,000)		Forestar Group, Inc.	(3,200,000)
(135,000)		FXCM, Inc.	(2,313,900)
(44,927)		NASDAQ OMX Group, Inc.	(1,713,965)
(299,900)		PHH Corp.	(7,278,573)
(32,097)		Signature Bank	(3,917,760)
(53,000)		Starwood Property Trust, Inc.	(1,600,600)
(76,600)		Walter Investment Management Corp.	(2,362,344)
(180,000)		Weyerhaeuser Company	(5,378,400)

			(44,333,719)

		Health Care (-3.0%)
(185,000)		Albany Molecular Research, Inc.	(1,979,500)
(240,000)		Allscripts Healthcare Solutions, Inc.	(3,974,400)
(17,300)		BioMarin Pharmaceutical, Inc.	(1,191,624)
(175,500)		Brookdale Senior Living, Inc.	(4,819,230)
(86,775)		Chemed Corp.	(6,848,283)
(40,000)		Emergent Biosolutions, Inc.	(957,200)
(17,900)		Fluidigm Corp.	(807,648)
(43,928)		Health Net, Inc./CA	(1,444,792)
(245,000)		Healthways, Inc.	(3,750,950)
(46,255)		Hill-Rom Holdings, Inc.	(1,677,669)
(110,000)		Illumina, Inc.	(16,720,000)
(22,000)		Incyte Corp.	(1,441,440)
(87,500)		Integra LifeSciences Holdings Corp.	(4,065,250)
(216,350)		LifePoint Hospitals, Inc.	(11,468,714)
(11,500)		Medidata Solutions, Inc.	(725,650)
(31,250)		Medivation, Inc.	(2,487,500)
(292,000)		Molina Healthcare, Inc.	(10,512,000)
(41,750)		Patterson Companies, Inc.	(1,668,330)
(178,700)		Salix Pharmaceuticals, Ltd.	(17,394,658)
(170,400)		Volcano Corp.	(3,576,696)
(46,060)	DKK	William Demant Holding, A/S	(4,238,712)
(149,000)		Wright Medical Group, Inc.	(4,531,090)

			(106,281,336)

		Industrials (-0.8%)
(344,400)		CBIZ, Inc.	(2,961,840)
(43,407)		Deluxe Corp.	(2,107,410)
(324,750)		EnerSys	(22,102,485)
(93,600)		Navistar International Corp.	(2,884,752)

			(30,056,487)

NUMBER OF SHARES		VALUE

	Information Technology (-6.8%)
(348,500)	Blucora, Inc.	$(8,925,085)
(153,000)	Bottomline Technologies (de), Inc.	(5,296,860)
(87,300)	BroadSoft, Inc.	(2,672,253)
(310,400)	CACI International, Inc. - Class A	(22,975,808)
(57,699)	Cardtronics, Inc.	(2,222,566)
(607,400)	Ciena Corp.	(14,170,642)
(150,000)	Concur Technologies, Inc.	(18,201,000)
(60,000)	Cornerstone OnDemand, Inc.	(3,423,000)
(294,100)	CSG Systems International, Inc.	(8,811,236)
(80,298)	DealerTrack Holdings, Inc.	(3,745,902)
(414,000)	Emulex Corp.	(3,047,040)
(70,500)	Equinix, Inc.	(13,056,600)
(31,361)	FactSet Research Systems, Inc.	(3,317,053)
(200,000)	Finisar Corp.	(4,742,000)
(270,000)	Infinera Corp.	(2,354,400)
(70,000)	Infosys, Ltd.	(4,100,600)
(39,800)	InterDigital, Inc.	(1,144,250)
(81,000)	Ixia	(1,035,990)
(187,800)	JDS Uniphase Corp.	(2,495,862)
(28,000)	Lam Research Corp.	(1,417,080)
(57,899)	Logitech International, SA	(912,488)
(211,900)	Mentor Graphics Corp.	(4,407,520)
(1,007,976)	Micron Technology, Inc.	(23,223,767)
(11,700)	NetSuite, Inc.	(1,230,606)
(169,500)	Nuance Communications, Inc.	(2,598,435)
(350,000)	NVIDIA Corp.	(5,495,000)
(884,500)	ON Semiconductor Corp.	(7,394,420)
(224,480)	Photronics, Inc.	(1,863,184)
(71,500)	Proofpoint, Inc.	(2,894,320)
(315,000)	Rambus, Inc.	(2,806,650)
(146,700)	Salesforce.com, Inc.	(8,879,751)
(109,600)	SanDisk Corp.	(7,622,680)
(27,000)	ServiceNow, Inc.	(1,712,610)
(155,000)	Spansion, Inc.	(2,325,000)
(292,500)	SunEdison, Inc.	(4,068,675)
(135,000)	Taiwan Semiconductor Manufacturing Company, Ltd.	(2,284,200)
(234,800)	Take-Two Interactive Software, Inc.	(4,503,464)
(400,500)	TTM Technologies, Inc.	(3,208,005)
(150,000)	Web.com Group, Inc.	(5,070,000)
(86,000)	Workday, Inc.	(7,700,440)
(162,000)	Xilinx, Inc.	(7,520,040)
(133,600)	Yandex, NV	(4,909,800)

		(239,786,282)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (-0.5%)
(141,600)	Horsehead Holding Corp.	$(2,169,312)
(37,000)	Royal Gold, Inc.	(2,069,780)
(62,000)	RTI International Metals, Inc.	(1,929,440)
(357,800)	Steel Dynamics, Inc.	(5,903,700)
(219,500)	United States Steel Corp.	(5,731,145)
(15,000)	Vale, SA	(204,000)

		(18,007,377)

	Telecommunication Services (-0.2%)
(88,900)	Crown Castle International Corp.	(6,308,344)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $462,734,613)	(566,139,769)

EXCHANGE-TRADED FUNDS SOLD SHORT (-1.4%)#
(57,410)	Consumer Discretionary Select Sector SPDR Fund	(3,606,496)
(121,298)	Consumer Staples Select Sector SPDR Fund	(4,944,106)
(54,796)	Energy Select Sector SPDR Fund	(4,568,891)
(53,892)	Global X China Consumer ETF	(784,129)
(106,247)	Health Care Select Sector SPDR Fund	(5,945,582)
(9,431)	iShares Global Healthcare ETF	(814,178)
(17,649)	iShares NASDAQ Biotechnology ETF	(4,340,066)
(18,074)	iShares U.S. Healthcare Providers ETF	(1,679,111)
(27,951)	iShares U.S. Medical Devices ETF	(2,620,965)
(51,901)	Powershares QQQ	(4,477,499)
(6,663)	SPDR S&P Biotech ETF	(1,000,849)
(28,869)	SPDR S&P China ETF	(2,065,866)
(58,723)	SPDR S&P Oil & Gas Exploration & Production ETF	(3,863,973)
(135,338)	SPDR S&P Regional Banking ETF	(5,176,679)
(43,712)	SPDR S&P Retail ETF	(3,490,403)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $47,256,593)	(49,378,793)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.3%)#
	Information Technology (0.0%)
155	SINA Corp. Call, 01/15/16, Strike $50.00	(366,963)

	Other (-0.3%)
	S & P 500 Index
1,500	Call, 03/22/14, Strike $1,815.00	(3,060,000)
1,500	Call, 03/31/14, Strike $1,850.00	(1,702,500)

NUMBER OF CONTRACTS		VALUE

1,000	Call, 04/19/14, Strike $1,830.00	$(2,260,000)
1,000	Call, 04/19/14, Strike $1,825.00	(2,460,000)

		(9,482,500)

	TOTAL WRITTEN OPTIONS (Premium $12,125,805)	(9,849,463)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $489,073,271.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (73.4%)
		Consumer Discretionary (14.8%)
32,849		Dick’s Sporting Goods, Inc.	$1,724,573
28,568		Grupo Televisa SAB	830,186
20,130		H&R Block, Inc.~	611,952
47,061		Ignite Restaurant Group, Inc.~#	572,262
85,189		Journal Communications, Inc.~#	678,956
54,788		Lamar Advertising Company~#	2,665,984
18,108		Michael Kors Holdings, Ltd.#	1,447,372
3,714	EUR	Moncler, S.p.A.#	70,728
4,891		WCI Communities, Inc.#	91,560

			8,693,573

		Energy (5.5%)
26,843		Cameron International Corp.~#	1,609,775
85,227		WPX Energy, Inc.~#	1,623,574

			3,233,349

		Financials (9.4%)
35,932		Blackstone Group, LP~	1,176,773
25,159		JPMorgan Chase & Company~	1,392,802
24,057		Morgan Stanley~	709,922
85,707		SLM Corp.~	1,950,692
18,118		WisdomTree Investments, Inc.#	255,826

			5,486,015

		Health Care (19.7%)
45,586		Agilent Technologies, Inc.~	2,650,826
23,876		Alkermes, PLC#	1,162,284
3,328		Biogen Idec, Inc.#	1,040,466
30,456		Gilead Sciences, Inc.#	2,456,276
1,388		Intercept Pharmaceuticals, Inc.#	417,621
13,682		MacroGenics, Inc.#	544,680
23,115		Medivation, Inc #	1,839,954
18,636		Receptos, Inc.#	742,645
5,925		Salix Pharmaceuticals, Ltd.#	576,740
3,300		Ultragenyx Pharmaceutical	139,425

			11,570,917

		Industrials (6.5%)
27,411		58.com, Inc.#	1,030,928
55,538		ADT Corp.	1,668,362
30,505		Sensata Technologies Holding, NV#	1,142,107

			3,841,397

		Information Technology (11.3%)
3,472		Apple, Inc.~	1,738,083
21,867		Global Payments, Inc.	1,445,190

NUMBER OF SHARES			VALUE

2,078		Google, Inc.~#	$2,454,056
9,717		Qihoo 360 Technology Company, Ltd.#	982,194

			6,619,523

		Materials (1.5%)
165,225	GBP	Glencore Xstrata, PLC#	871,143

		Telecommunication Services (4.7%)
27,794		T-Mobile US, Inc.#	849,663
51,408		Vodafone Group, PLC	1,905,180

			2,754,843

		TOTAL COMMON STOCKS (Cost $40,730,494)	43,070,760

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.2%)#
		Consumer Discretionary (0.0%)
248		Target Corp. Call, 02/28/14, Strike $58.00	18,352

		Health Care (0.2%)
243		Gilead Sciences, Inc. Call, 02/22/14, Strike $82.50	57,591
232		Raptor Pharmaceutical Corp. Call, 05/17/14, Strike $25.00	20,300

			77,891

		Industrials (0.0%)
395		Hertz Global Holdings, Inc. Call, 02/22/14, Strike $30.00	3,950
353		Iron Mountain, Inc. Call, 02/22/14, Strike $32.50	7,942

			11,892

		Other (0.0%)
440		iShares MSCI Emerging Markets ETF Call, 02/22/14, Strike $40.00	9,680
149		SPDR S&P 500 ETF Trust Call, 01/31/14, Strike $187.00	75

			9,755

		TOTAL PURCHASED OPTIONS (Cost $156,535)	117,890

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (18.8%)
11,044,756		Fidelity Prime Money Market Fund - Institutional Class (Cost $11,044,756)	11,044,756

TOTAL INVESTMENTS (92.4%) (Cost $51,931,785)			54,233,406

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

OTHER ASSETS, LESS LIABILITIES (7.6%)			$4,446,255

NET ASSETS (100.0%)			$58,679,661

COMMON STOCKS SOLD SHORT (-24.8%)#
		Consumer Discretionary (-4.6%)
(3,757)	EUR	Bayerische Motoren Werke, AG	(407,835)
(5,776)		Brinker International, Inc.	(279,328)
(10,143)		Children’s Place Retail Stores, Inc.	(534,232)
(11,545)		Guess?, Inc.	(323,837)
(6,826)		Harley-Davidson, Inc.	(421,096)
(9,110)		Hasbro, Inc.	(447,483)
(6,460)		Mattress Firm Holding Corp.	(262,922)

			(2,676,733)

		Consumer Staples (-0.7%)
(11,191)		Sprouts Farmers Market, Inc.	(399,966)

		Energy (-1.1%)
(2,481)		Apache Corp.	(199,125)
(3,534)		Devon Energy Corp.	(209,283)
(3,311)		Noble Energy, Inc.	(206,375)

			(614,783)

		Financials (-3.4%)
(11,017)		Cohen & Steers, Inc.	(397,383)
(12,535)		NASDAQ OMX Group, Inc.	(478,210)
(8,922)		Signature Bank	(1,089,020)

			(1,964,613)

		Health Care (-8.5%)
(19,374)		Health Net, Inc./CA	(637,211)
(15,941)		Hill-Rom Holdings, Inc.	(578,180)
(12,378)		Laboratory Corp. of America Holdings	(1,111,916)
(19,135)		Medtronic, Inc.	(1,082,276)
(14,369)		Patterson Companies, Inc.	(574,185)
(11,049)	DKK	William Demant Holding, A/S	(1,016,794)

			(5,000,562)

		Industrials (-1.4%)
(17,474)		Deluxe Corp.	(848,363)

		Information Technology (-2.2%)
(9,474)		FactSet Research Systems, Inc.	(1,002,065)
(19,965)		Logitech International, SA	(314,648)

			(1,316,713)

		Telecommunication Services (-2.9%)
(26,465)		AT&T, Inc.	(881,814)

NUMBER OF SHARES		VALUE

(17,418)	Verizon Communications, Inc.	$(836,412)

		(1,718,226)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $14,042,012)	(14,539,959)

EXCHANGE-TRADED FUND SOLD SHORT (-1.3%)#
PRINCIPAL AMOUNT		VALUE
(11,563)	SPDR S&P Oil & Gas Exploration & Production ETF (Proceeds $805,268)	(760,845)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $6,006,988.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies (Unaudited)

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of seventeen series, Growth Fund, Value Fund, Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Markets Equity Fund (commenced operations on December 31,2013), Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund and Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2014, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$2,870,032,319	$1,270,165,184	$(29,869,898)	$1,240,295,286
Value Fund	104,695,990	9,853,444	(1,964,107)	7,889,337
Focus Growth Fund	57,762,108	19,786,767	(866,081)	18,920,686
Discovery Growth Fund	47,387,611	4,383,316	(1,656,543)	2,726,773
Dividend Growth Fund	31,324,131	1,765,081	(547,386)	1,217,695
Mid Cap Growth Fund	29,358,437	1,953,295	(818,204)	1,135,091
International Growth Fund	769,704,067	130,196,858	(19,854,492)	110,342,366
Evolving World Growth Fund	522,953,992	48,477,449	(25,893,647)	22,583,802
Emerging Markets Equity Fund	10,334,322	117,860	(632,067)	(514,207)
Global Equity Fund	245,375,028	48,876,435	(6,084,225)	42,792,210
Growth and Income Fund	2,693,102,020	604,643,707	(42,864,323)	561,779,384
Global Growth and Income Fund	520,656,803	74,796,968	(7,585,374)	67,211,594
Convertible Fund	1,114,375,455	174,206,353	(24,490,295)	149,716,058
Total Return Bond Fund	135,778,381	3,582,116	(760,439)	2,821,677
High Income Fund	240,952,728	10,107,309	(1,386,621)	8,720,688
Market Neutral Income Fund	3,470,368,741	217,044,019	(64,787,762)	152,256,257
Long/Short Fund	52,005,135	3,476,874	(1,248,603)	2,228,271

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$3,938,128,348	$141,869,511	$—	$4,079,997,859
Short Term Investment	30,329,746	—	—	30,329,746
Forward Foreign Currency Contracts	—	986,408	—	986,408

Total	$3,968,458,094	$142,855,919	$—	$4,111,314,013

Liabilities:
Written Options	$1,348,487	$—	$—	$1,348,487
Forward Foreign Currency Contracts	—	117,315	—	117,315

Total	$1,348,487	$117,315	$—	$1,465,802

	VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$104,618,509	$1,201,076	$—	$105,819,585
Purchased Options	710,025	—	—	710,025
Short Term Investment	6,055,717	—	—	6,055,717

Total	$111,384,251	$1,201,076	$—	$112,585,327

Liabilities:
Written Options	$427,740	$—	$—	$427,740

Total	$427,740	$—	$—	$427,740

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$71,642,616	$3,503,471	$—	$75,146,087
Short Term Investment	1,536,707	—	—	1,536,707
Forward Foreign Currency Contracts	—	19,311	—	19,311

Total	$73,179,323	$3,522,782	$—	$76,702,105

Liabilities:
Forward Foreign Currency Contracts	$—	$125	$—	$125

Total	$—	$125	$—	$125

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$46,651,672	$—	$—	$46,651,672
Short Term Investment	3,462,712	—	—	3,462,712

Total	$50,114,384	$—	$—	$50,114,384

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$32,026,538	$—	$—	$32,026,538
Purchased Options	216,708	—	—	216,708
Short Term Investment	298,580	—	—	298,580

Total	$32,541,826	$—	$—	$32,541,826

Liabilities:
Written Options	$54,410	$—	$—	$54,410

Total	$54,410	$—	$—	$54,410

	MID CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$28,441,422	$552,683	$—	$28,994,105
Short Term Investment	1,499,423	—	—	1,499,423
Forward Foreign Currency Contracts	—	3,292	—	3,292

Total	$29,940,845	$555,975	$—	$30,496,820

Liabilities:
Written Options	$777	$—	$—	$777
Forward Foreign Currency Contracts	—	206	—	206

Total	$777	$206	$—	$983

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$216,331,066	$651,055,539	$—	$867,386,605
Short Term Investment	12,659,828	—	—	12,659,828

Total	$228,990,894	$651,055,539	$—	$880,046,433

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$88,134,553	$—	$88,134,553
Common Stocks	119,586,295	324,534,089	—	444,120,384
Short Term Investment	13,382,857	—	—	13,382,857

Total	$132,969,152	$412,668,642	$—	$545,637,794

	EMERGING MARKETS EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$5,390,671	$3,845,270	$—	$9,235,941
Short Term Investment	584,174	—	—	584,174

Total	$5,974,845	$3,845,270	$—	$9,820,115

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$177,917,365	$109,404,212	$—	$287,321,577
Short Term Investment	845,661	—	—	845,661

Total	$178,763,026	$109,404,212	$—	$288,167,238

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,264,117,437	$—	$1,264,117,437
Synthetic Convertible Securities (Corporate Bonds)	—	166,420,613	—	166,420,613
Synthetic Convertible Securities (Purchased Options)	32,306,805	—	—	32,306,805
Convertible Preferred Stocks	164,024,400	103,123,625	—	267,148,025
Common Stocks	1,470,306,345	—	—	1,470,306,345
Short Term Investment	54,582,179	—	—	54,582,179
Forward Foreign Currency Contracts	—	934,317	—	934,317

Total	$1,721,219,729	$1,534,595,992	$—	$3,255,815,721

Liabilities:
Forward Foreign Currency Contracts	$—	$170,823	$—	$170,823

Total	$—	$170,823	$—	$170,823

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$193,914,130	—	$193,914,130
Synthetic Convertible Securities (Corporate Bonds)	—	7,193,094	—	7,193,094
Synthetic Convertible Securities (Sovereign Bonds)	—	26,317,064	—	26,317,064
Synthetic Convertible Securities (Purchased Options)	8,782,813	—	—	8,782,813
Convertible Preferred Stocks	7,902,282	23,733,602	—	31,635,884
Common Stocks	153,139,098	148,855,356	—	301,994,454
Short Term Investment	18,030,958	—	—	18,030,958

Total	$187,855,151	$400,013,246	$—	$587,868,397

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$844,631,343	$—	$844,631,343
Synthetic Convertible Securities (Corporate Bonds)	—	36,962,261	—	36,962,261
Synthetic Convertible Securities (Purchased Options)	11,534,038	—	—	11,534,038
Convertible Preferred Stocks	81,593,913	84,251,751	—	165,845,664
Common Stocks	150,409,335	19,855,762	—	170,265,097
Short Term Investment	34,853,110	—	—	34,853,110
Forward Foreign Currency Contracts	—	675,181	—	675,181

Total	$278,390,396	$986,376,298	$—	$1,264,766,694

Liabilities:
Forward Foreign Currency Contracts	$—	$83,640	$—	$83,640

Total	$—	$83,640	$—	$83,640

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$137,603,437	$—	$137,603,437
Short Term Investment	996,621	—	—	996,621

Total	$996,621	$137,603,437	$—	$138,600,058

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$218,119,248	$—	$218,119,248
Convertible Bonds	—	14,281,900	—	14,281,900
Convertible Preferred Stocks	5,316,293	7,910,103	—	13,226,396
Short Term Investment	4,045,872	—	—	4,045,872

Total	$9,362,165	$240,311,251	$—	$249,673,416

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,054,831,160	$—	$1,054,831,160
Synthetic Convertible Securities (Corporate Bonds)	—	534,162,497	—	534,162,497
Synthetic Convertible Securities (Purchased Options)	3,365,206	—	—	3,365,206
Convertible Preferred Stocks	17,996,135	—	—	17,996,135
Common Stocks	1,616,353,878	2,805,025	—	1,619,158,903
Purchased Options	19,220,175	—	—	19,220,175
Short Term Investment	373,890,922	—	—	373,890,922

Total	$2,030,826,316	$1,591,798,682	$—	$3,622,624,998

Liabilities:
Common Stocks Sold Short	$560,666,480	$5,473,289	$—	$566,139,769
Exchange-Traded Funds Sold Short	49,378,793	—	—	49,378,793
Written Options	9,849,463	—	—	9,849,463

Total	$619,894,736	$5,473,289	$—	$625,368,025

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$42,128,889	$941,871	$—	$43,070,760
Purchased Options	117,890	—	—	117,890
Short Term Investment	11,044,756	—	—	11,044,756

Total	$53,291,535	$941,871	$—	$54,233,406

Liabilities:
Common Stocks Sold Short	$13,115,330	$1,424,629	$—	$14,539,959
Exchange-Traded Fund Sold Short	760,845	—	—	760,845

Total	$13,876,175	$1,424,629	$—	$15,300,804

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2014